As filed with the Securities and Exchange Commission on February 10, 2005

                                                     Registration Nos. 333-52290
                                                                    and 811-8994

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

================================================================================

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre- Effective Amendment             [ ]
                      Post-Effective Amendment No. 4     [X]
                                       and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
                           Amendment No. 21     [X]

                 KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
                 -----------------------------------------------
                           (Exact Name of Registrant)

                       KANSAS CITY LIFE INSURANCE COMPANY
                       ----------------------------------
                               (Name of Depositor)

                 3520 Broadway, Kansas City, Missouri 64111-2565
                 -----------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
               --------------------------------------------------
                                 (816) 753-7000

    Name and Address of Agent for Service:                  Copy to:

           William A. Schalekamp                        W. Thomas Conner
     Kansas City Life Insurance Company          Sutherland Asbill & Brennan LLP
               3520 Broadway                      1275 Pennsylvania Avenue, N.W.
      Kansas City, Missouri 64111-2565               Washington, DC 20004-2415

It is proposed that this filing will become effective:
 [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485
 [ ] On (date), pursuant to paragraph (b) of Rule 485
 [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
 [ ] On (date) pursuant to paragraph (a)(1) of Rule 485

                      Title of securities being registered:
         Individual Flexible Premium Deferred Variable Annuity Contracts

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                       KANSAS CITY LIFE INSURANCE COMPANY
         THROUGH THE KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                       KANSAS CITY LIFE INSURANCE COMPANY

          STREET ADDRESS:                          SEND CORRESPONDENCE TO:
          3520 BROADWAY                            VARIABLE ADMINISTRATION
  KANSAS CITY, MISSOURI 64111-2565                    P.O. BOX 219364
     TELEPHONE (816) 753-7000                   KANSAS CITY, MISSOURI 64121-9364
                                                    TELEPHONE (800) 616-3670

This Prospectus describes an individual flexible premium deferred variable annuity contract (the "Contract") offered by Kansas City Life Insurance Company ("Kansas City Life"). We have provided a Definitions section at the beginning of this Prospectus for your reference as you read.

THE CONTRACT IS DESIGNED TO MEET INVESTORS' LONG-TERM INVESTMENT NEEDS. THE CONTRACT ALSO PROVIDES YOU THE OPPORTUNITY TO ALLOCATE PREMIUMS TO ONE OR MORE DIVISIONS ("SUBACCOUNT") OF KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT ("VARIABLE ACCOUNT") OR THE FIXED ACCOUNT. THE ASSETS OF EACH SUBACCOUNT ARE INVESTED IN A CORRESPONDING ("PORTFOLIO") OF A DESIGNATED MUTUAL FUND ("FUNDS") AS FOLLOWS:

AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Dent Demographic Trends Fund
   AIM V.I. Premier Equity Fund
   AIM V.I. Technology Fund

AMERICAN CENTURY(R) VARIABLE PORTFOLIOS
   American Century VP Capital Appreciation
   American Century VP Income & Growth
   American Century VP Inflation Protection Fund (Class II)
   American Century VP International
   American Century VP Ultra(R)
   American Century VP Value

CALAMOS(R) ADVISORS TRUST
   Calamos Growth and Income Portfolio

DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio - Initial Shares
   Developing Leaders Portfolio - Initial Shares

DREYFUS STOCK INDEX FUND, INC. - INITIAL SHARES

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

FEDERATED INSURANCE SERIES
   Federated American Leaders Fund II
   Federated High Income Bond Fund II
   Federated Prime Money Fund II

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Franklin Small-Mid Cap Growth Securities Fund (Class 2)
   Franklin Real Estate Fund (Class 2)
   Templeton Developing Markets Securities Fund (Class 2)
   Templeton Foreign Securities Fund (Class 2)

J.P. MORGAN SERIES TRUST II
   JPMorgan Mid Cap Value Portfolio
   JPMorgan Small Company Portfolio
   JPMorgan U.S. Large Cap Core Equity Portfolio

MFS(R) VARIABLE INSURANCE TRUST(SM)
   MFS Bond Series
   MFS Emerging Growth Series
   MFS Research Series
   MFS Strategic Income Series
   MFS Total Return Series
   MFS Utilities Series

SELIGMAN PORTFOLIOS, INC.
   Seligman Capital Portfolio (Class 2)
   Seligman Communications and Information Portfolio (Class 2)
   Seligman Smaller-Cap Value Portfolio (Class 2)

The accompanying prospectuses for the Funds describe these Portfolios. The value of amounts allocated to the Variable Account will vary according to the investment performance of the Funds. You bear the entire investment risk of amounts allocated to the Variable Account. Another choice available for allocation of premiums is our Fixed Account. The Fixed Account is part of Kansas City Life's general account. It pays interest at declared rates guaranteed to equal or exceed 3%.

This Prospectus provides basic information about the Contract and the Variable Account that you should know before investing. The Statement of Additional Information contains more information about the Contract and the Variable Account. The date of the Statement of Additional Information is the same as this Prospectus and is incorporated by reference. We show the Table of Contents for the Statement of Additional Information on page 40 of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling us at the address or telephone number shown above.

The Securities and Exchange Commission maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Securities and Exchange Commission. The address of the site is http://www.sec.gov.

If you already have a variable annuity contract, you should consider whether purchasing another contract as a replacement for your existing contract is advisable.

THIS PROSPECTUS AND THE ACCOMPANYING FUND PROSPECTUSES PROVIDE IMPORTANT INFORMATION YOU SHOULD HAVE BEFORE DECIDING TO PURCHASE A CONTRACT. PLEASE KEEP FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR IS THE CONTRACT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE CONTRACT INVOLVES CERTAIN RISKS INCLUDING THE LOSS OF PREMIUM PAYMENTS (PRINCIPAL).

                   THE DATE OF THIS PROSPECTUS IS *** *, ****

                                         PROSPECTUS CONTENTS

DEFINITIONS .......................................................................................  1

HIGHLIGHTS ........................................................................................  3
  THE CONTRACT ....................................................................................  3
  CHARGES AND DEDUCTIONS ..........................................................................  5
  ANNUITY PROVISIONS ..............................................................................  6
  FEDERAL TAX STATUS ..............................................................................  6

FEE TABLE .........................................................................................  6
  OWNER TRANSACTION EXPENSES ......................................................................  6
  PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES ..................................................  7
  RANGE OF PORTFOLIO OPERATING EXPENSES ...........................................................  7
  ANNUAL PORTFOLIO OPERATING EXPENSES .............................................................  8
  EXAMPLE OF CHARGES .............................................................................. 10

CONDENSED FINANCIAL INFORMATION ................................................................... 11

KANSAS CITY LIFE, THE VARIABLE ACCOUNT AND THE FUNDS .............................................. 11
  KANSAS CITY LIFE INSURANCE COMPANY .............................................................. 11
  KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT .............................................. 11
  THE FUNDS ....................................................................................... 11
  RESOLVING MATERIAL CONFLICTS .................................................................... 15
  ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS ............................................... 15
  VOTING RIGHTS ................................................................................... 15

DESCRIPTION OF THE CONTRACT ....................................................................... 16
  PURCHASING A CONTRACT ........................................................................... 16
  REPLACEMENT OF CONTRACTS ........................................................................ 16
  FREE-LOOK PERIOD ................................................................................ 16
  ALLOCATION OF PREMIUMS .......................................................................... 17
  DETERMINATION OF CONTRACT VALUE ................................................................. 17
  VARIABLE ACCOUNT VALUE .......................................................................... 17
  TRANSFER PRIVILEGE .............................................................................. 19
  DOLLAR COST AVERAGING PLAN ...................................................................... 21
  PORTFOLIO REBALANCING PLAN ...................................................................... 21
  PARTIAL AND FULL CASH SURRENDERS ................................................................ 21
  CONTRACT TERMINATION ............................................................................ 23
  CONTRACT LOANS .................................................................................. 23
  DEATH BENEFIT BEFORE MATURITY DATE .............................................................. 24
  PROCEEDS ON MATURITY DATE ....................................................................... 26
  PAYMENTS ........................................................................................ 26
  MODIFICATIONS ................................................................................... 27
  REPORTS TO CONTRACT OWNER ....................................................................... 27
  TELEPHONE, FACSIMILE AND ELECTRONIC MAIL AUTHORIZATIONS AND INTERNET AUTHORIZATIONS ............. 27

THE FIXED ACCOUNT ................................................................................. 28
  MINIMUM GUARANTEED AND CURRENT INTEREST RATES ................................................... 28
  CALCULATION OF FIXED ACCOUNT VALUE .............................................................. 28
  TRANSFERS FROM FIXED ACCOUNT .................................................................... 28
  DELAY OF PAYMENT ................................................................................ 29

CHARGES AND DEDUCTIONS ............................................................................ 29
  SURRENDER CHARGE ................................................................................ 29
  TRANSFER PROCESSING FEE ......................................................................... 30
  ADMINISTRATIVE CHARGES .......................................................................... 30
  MORTALITY AND EXPENSE RISK CHARGE ............................................................... 30
  MONTHLY GUARANTEED MINIMUM DEATH BENEFIT EXPENSE CHARGE ......................................... 31
  PREMIUM TAXES ................................................................................... 31
  REDUCED CHARGES FOR ELIGIBLE GROUPS ............................................................. 31

  OTHER TAXES ..................................................................................... 31
  INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE FUNDS ........................................ 31

PAYMENT OPTIONS ................................................................................... 32
  ELECTION OF OPTIONS ............................................................................. 32
  DESCRIPTION OF OPTIONS .......................................................................... 32

YIELDS AND TOTAL RETURNS .......................................................................... 33
  YIELDS .......................................................................................... 33
  TOTAL RETURNS ................................................................................... 33

FEDERAL TAX STATUS ................................................................................ 33
  INTRODUCTION .................................................................................... 33
  TAXATION OF NON-QUALIFIED CONTRACTS ............................................................. 34
  TAXATION OF QUALIFIED CONTRACTS ................................................................. 35
  POSSIBLE TAX LAW CHANGES ........................................................................ 36

SALE OF THE CONTRACTS ............................................................................. 36

LEGAL PROCEEDINGS ................................................................................. 37

COMPANY HOLIDAYS .................................................................................. 37

FINANCIAL STATEMENTS .............................................................................. 37

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS ............................................. 40

DEFINITIONS

Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Definition Section.

Annuitant                  The person on whose life the Contract's annuity
                           benefit is based.

Beneficiary                The person you designate to receive any proceeds
                           payable under the Contract at your death or the death of the Annuitant.

Cash Surrender Value       The Contract Value less any applicable surrender
                           charge, loan balance and premium taxes payable.

Contract Date              The date from which Contract Months, Years, and
                           Anniversaries are measured.

Contract Value             The sum of the Variable Account Value and the Fixed
                           Account Value.

Contract Year              Any period of twelve months starting with the
                           Contract Date or any contract anniversary.

Fixed Account              An account that is one option we offer for
                           allocation of your premiums. It is part of our general account and is not part of, or dependent on, the investment performance of the Variable Account.

Fixed Account Value        Measure of value accumulating in the Fixed Account.

Guaranteed Minimum         This Contract provides for a Base Guaranteed Minimum
Death Benefit Option       Death Benefit. In addition, there are two enhanced
                           death benefit options available under the Contract.
                           The two options provide different levels of death benefit guarantees. The two options have different issue requirements and expense charges associated with them. These Guaranteed Minimum Death Benefit options are available only in the states where we have received regulatory approval.

Home Office                When the term "Home Office" is used in this
                           prospectus in connection with transactions under the Contract, it means our Variable Administration office. Transaction requests and other types of Written Notices should be sent to P.O. Box 219364,
                           Kansas City, Missouri 64121-9364. The telephone number at our Variable Administration office is 800-616-3670.

Issue Age                  The Annuitant's age on his/her last birthday as of
                           or on the Contract Date.

Life Payment Option        A payment option based upon the life of the
                           Annuitant.

Maturity Date              The date when the Contract terminates and we either
                           pay the proceeds under a payment option or pay you the Cash Surrender Value in a lump sum. The latest
                           Maturity Date is the later of the contract anniversary following the Annuitant's 85th birthday and the tenth contract anniversary. (Certain states and Qualified Contracts may place additional restrictions on the maximum Maturity Date.)

Monthly Anniversary Day    The same day of each month as the Contract Date, or
                           the last day of the month for those months not having such a day.

Non-Life Payment Option    A payment option that is not based upon the life of
                           the Annuitant.

Non-Qualified Contract     A Contract that is not a "Qualified Contract."

Owner The person entitled to exercise all rights and privileges provided in the Contract. The terms "you" and "your" refer to the Owner.

Premium Year               Refers to the 12-month period following the date we
                           credit a particular premium to your Contract. This measure of time is important in calculating the surrender charge applicable to the Contract.

Proceeds The total amount we are obligated to pay under the terms of the Contract.

Qualified Contract        A Contract issued in connection with plans that
                          qualify for special federal income tax treatment under sections 401, 403, 408 or 408A of the Internal
                          Revenue Code of 1986, as amended.

Subaccount                The divisions of the Variable Account. The assets of
                          each Subaccount are invested in a Portfolio of a designated Fund.

Valuation Day             Each day the New York Stock Exchange is open for
                          business.

Valuation Period          The interval of time beginning at the close of normal
                          trading or the New York Stock Exchange on one
                          Valuation Day and ending at the close of normal trading or the New York Stock Exchange on the next
                          Valuation Day. Currently, the close of normal trading is 3:00 P.M. Central Standard Time. The term
                          "Valuation Period" is used in this prospectus to specify, among other things, when a transaction order or request is deemed to be received by us at our Variable Administration office.

Variable Account Value    The Variable Account Value is equal to the sum of all
                          Subaccount Values of a Contract.

Written Notice            A written request or notice in a form satisfactory to
                          us that is signed by the Owner and received at the Home Office.

HIGHLIGHTS

THE CONTRACT

        WHO SHOULD INVEST. The Contract is designed for investors seeking long-term tax-deferred accumulation of funds. The goal for this accumulation is generally retirement, but may be for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal income tax brackets. We offer the Contract as both a Qualified Contract and a Non-Qualified Contract. (See "FEDERAL TAX STATUS," page 33)

The tax advantages typically provided by a variable annuity are already available with tax-qualified plans, including IRAs and Roth IRAs. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, including the costs and benefits of the Contract (including the annuity payment options), before you purchase the Contract in a tax-qualified plan. THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

        THE CONTRACT. The Contract is an individual flexible premium deferred variable annuity. In order to purchase a Contract, you must complete an application and submit it to us through a licensed Kansas City Life representative, who is also a registered representative of Sunset Financial Services, Inc. ("Sunset Financial") You must pay the minimum initial premium. The maximum Issue Age is 80. (See "Purchasing a Contract," page 16) We offer other variable annuity contracts that have a different death benefit and different contract features. However, these contracts also have different charges that would affect your Subaccount performance and Contract Value. To obtain more information about the other contracts, contact our Home Office or your registered representative.

        FREE-LOOK PERIOD. You have the right to cancel your Contract and receive a refund if you return the Contract within 10 days after receiving it. The amount returned to you will vary depending on your state. (See "Free-Look Period," page 16)

        PREMIUMS. The minimum amount that we will accept as an initial premium is $10,000. You may pay additional premiums at any time during the Annuitant's lifetime and before the Maturity Date. The minimum premium allowed after the initial premium is $50. (See "Purchasing a Contract," page 16) We reserve the right to waive the $10,000 minimum premium requirement for certain corporate markets contracts.

        PREMIUM ALLOCATION. You direct the allocation of premium payments among the Subaccounts of the Variable Account and/or the Fixed Account. In the Contract application, you specify the percentage of the premium, in whole numbers, you want allocated to each Subaccount and/or to the Fixed Account. We will invest the assets of each Subaccount in a corresponding Portfolio of a designated Fund. The Contract Value, except for amounts in the Fixed Account, will vary according to the investment performance of the Subaccounts. We will credit interest to amounts in the Fixed Account at a guaranteed minimum rate of 3% per year. We may declare a higher current interest rate.

The sum of your allocations must equal 100%. We have the right to limit the number of Subaccounts to which you may allocate premiums (not applicable to Texas Contracts). We will never limit the number to less than 15. You can change the allocation percentages at any time by sending Written Notice. You can make changes in your allocation by telephone, facsimile and electronic mail if you have provided proper authorization. (See "Telephone, Facsimile and Electronic Mail Authorizations and Internet Authorizations," page 27) The change will apply to the premium payments received with or after receipt of your notice.

We will allocate the initial premium to the Federated Prime Money Fund II Subaccount for a 15-day period in states that:

o  require premium payments to be refunded under the free-look provision; or

o require the greater of premium payments or Contract Value to be refunded under the free-look provision.

At the end of that period, we will allocate the amount in the Federated Prime Money Fund II Subaccount to the Subaccounts and Fixed Account according to your allocation instructions. (See "Allocation of Premiums," page 17)

        TRANSFERS. After the free look period and before the Maturity Date, you may transfer amounts among the Subaccounts and the Fixed Account. Certain restrictions apply. The first six transfers during a Contract Year are free. After the first six transfers, we will assess a $25 transfer-processing fee. (See "Transfer Privilege," page 19)

We have policies and procedures that attempt to detect frequent, large, programmed or short-term transfers among Subaccounts that may adversely affect other Owners and persons with rights under the Contracts. We employ various means to try to detect such transfer activity, but the detection and deterrence of harmful trading activity involves judgments that are inherently subjective. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests under the Contracts. In addition, we cannot guarantee that the Funds will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the Funds.

        FULL AND PARTIAL SURRENDER. You may surrender all or part of the Cash Surrender Value (subject to certain limitations) any time before the earlier of:

o  the date that the Annuitant dies; or

o  the Maturity Date.

        SUBACCOUNT BONUS. There are two bonuses that will be credited to the Variable Account Value. We credit the first bonus on each Monthly Anniversary Date where the Contract Value is greater than or equal to $100,000 on that day. The monthly amount of this bonus equals 0.0125% of the Variable Account Value, which equals 0.15% on an annualized basis.

We credit a second bonus on all policies, regardless of size. After the eighth Contract Year, we credit this bonus each Monthly Anniversary Date to the Variable Account Value. The monthly amount of this bonus equals 0.01665% of the Variable Account Value, which equals 0.20% on an annualized basis.

Both of the bonuses are guaranteed. We pay these bonus amounts out of the increased revenues on contracts that have been in force for longer periods of time and the expense efficiencies that result from contracts with higher Contract Values. These bonus amounts are provided in lieu of reducing expenses directly. We will not attempt to recapture the bonus at any time, including upon surrender, death or election of an annuity option. Each of the bonuses, if applicable, is paid on the Variable Account Value on the Monthly Anniversary Date.

        DEATH BENEFIT BEFORE THE MATURITY DATE. If the Annuitant dies before the Maturity Date while the Contract is in force, the Beneficiary will receive a death benefit. The death benefit will be calculated depending upon which Guaranteed Death Benefit Option is in effect on the Contract at the date of death. There is a base Guaranteed Minimum Death Benefit Option, or at issue, one of two enhanced options may be chosen. There is an additional charge assessed each month if one of the enhanced options is selected. There are three Guaranteed Minimum Death Benefit Options available as follows:

o  Base Guaranteed Minimum Death Benefit Option;

o  Annual Ratchet Guaranteed Minimum Death Benefit Option; and

o  Enhanced Combination Guaranteed Minimum Death Benefit Option.

The issue requirements and the Monthly Guaranteed Minimum Death Benefit Expense Charges vary for each Guaranteed Minimum Death Benefit Option. (See "Death Benefit Before Maturity Date," page 24)

The minimum death benefit (Base Guaranteed Minimum Death Benefit Option) is equal to the greater of:

o premiums paid, proportionately adjusted for any surrenders (including applicable surrender charges) less any loan balance; and

o the Contract Value on the date we receive due proof of Annuitant's death (including any documents we require to process and make the payments).

If you die before the Maturity Date, the Cash Surrender Value (or, if the Owner is also the Annuitant, the death benefit) must generally be distributed to the Beneficiary within five years after the date of the Owner's death. (See "Death Benefit Before Maturity Date," page 24)

The Guaranteed Minimum Death Benefit is paid to the Beneficiary at the death of the Annuitant if the Annuitant dies before the Maturity Date. If the Owner, who is not the same as the Annuitant, predeceases the Annuitant before the Maturity Date, the Cash Surrender Value of the contract will be paid to the Beneficiary.

Death Proceeds are taxable and generally are included in the income of the recipient as follows:

o If received under a payment option, they are taxed in the same manner as annuity payments.

o If distributed in a lump sum, they are taxed in the same manner as a full surrender.

CHARGES AND DEDUCTIONS

The following charges and deductions apply to the Contract:

        SURRENDER CHARGE. We do not deduct a charge for sales expenses from premiums at the time they are paid. However, we may deduct a surrender charge when a Premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first eight years following the payment of that Premium.

The surrender charge is calculated as a percentage of your premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

---------------------------------------------------------------------------------
Premium Years        1      2      3      4      5      6      7      8      9+
since payment of
the Premium
---------------------------------------------------------------------------------
Charge (%)           8.0    8.0    7.0    6.0    5.0    4.0    3.0    2.0    0
---------------------------------------------------------------------------------

Each premium payment has its own surrender charge period. When you make a withdrawal, we assume that the oldest premium payment is being withdrawn first so that the lowest surrender charge is deducted from the amount withdrawn.
After eight (8) complete Premium Years from the date you make a premium payment, no surrender charge will be assessed if you withdraw or surrender that premium payment. The total surrender charge at a given time will be the sum of the surrender charges applicable to each premium that has been paid.

Subject to certain restrictions, the first withdrawal up to 10% of the Contract Value per Contract Year will not be subject to a surrender charge. (See "Surrender Charge," page 29)

        ANNUAL ADMINISTRATION FEE. We will deduct an annual administration fee of $30 from the Contract Value for administrative expenses at the beginning of each Contract Year. We will waive this fee for Contracts with Contract Values of $50,000 or more. (See "Administrative Charges," page 30)

        TRANSFER PROCESSING FEE. The first six transfers of amounts in the Subaccounts and the Fixed Account each Contract Year are free. We assess a $25 transfer-processing fee for each additional transfer during a Contract Year. (See "Transfer Processing Fee," page 30)

        ASSET-BASED ADMINISTRATION CHARGE. We deduct a daily asset-based administration charge for expenses we incur in administration of the Contract. Prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 0.15%. (See "Administrative Charges," page 30)

        MORTALITY AND EXPENSE RISK CHARGE. We deduct a daily mortality and expense risk charge to compensate us for assuming certain mortality and expense risks. Prior to the Maturity Date, we deduct this charge from the assets of the Variable Account at an annual rate of 1.25%. (See "Mortality and Expense Risk Charge," page 30)

        MONTHLY GUARANTEED MINIMUM DEATH BENEFIT EXPENSE CHARGE. If a Guaranteed Minimum Death Benefit option other than the base provision is selected, there is an additional charge. The amount of this charge varies depending on the Guaranteed Minimum Death Benefit Option you have elected, as follows:

o   Base Guaranteed Minimum Death Benefit Option: no additional charge

o Annual Ratchet Guaranteed Minimum Death Benefit Option: A monthly charge of .01665% of the Variable Account Value is deducted from the Variable Account Value on the Monthly Anniversary Date. This charge equals 0.20% of the Variable Account Value on an annualized basis.

o Enhanced Combination Guaranteed Minimum Death Benefit Option: A monthly charge of .02912% of Variable Account Value is deducted from the Variable Account Value on the Monthly Anniversary Date. This charge equals 0.35% of Variable Account Value on an annualized basis. (See "Monthly Guaranteed Minimum Death Benefit Expense Charge," page 31)

        PREMIUM TAXES. If state or other premium taxes are applicable to a Contract, we will deduct them either upon surrender or when we apply the proceeds to a payment option. (See "Premium Taxes," page 31)

        INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE FUNDS. The Funds deduct investment advisory fees on a daily basis and incur other expenses. The value of the net assets of each Subaccount already reflects the investment advisory fees and other expenses incurred by the corresponding Fund in which the Subaccount invests. This means that these charges are deducted before we calculate Subaccount Values. Expenses of the Funds are not fixed or specified in the Contract and actual expenses may vary. See the prospectuses for the Funds for specific information about these fees. (See "Investment Advisory Fees and Other Expenses of the Funds," page 31)

For information concerning compensation paid for the sale of Contracts, see "SALE OF THE CONTRACTS," page 36.

ANNUITY PROVISIONS

        MATURITY DATE. On the Maturity Date, we will apply the proceeds to the payment option you choose. If you choose a Life Payment Option, the amount of proceeds will be the full Contract Value. If you elect a payment option other than a Life Payment Option or if you elect to receive a lump sum payment, we will apply the Cash Surrender Value. (See "PAYMENT OPTIONS," page 32)

        PAYMENT OPTIONS. The payment options are:

o   Interest Payments (Non-Life Payment Option)

o   Installments of a Specified Amount (Non-Life Payment Option)

o   Installments for a Specified Period (Non-Life Payment Option)

o   Life Income (Life Payment Option)

o   Joint and Survivor Income (Life Payment Option)

Payments under these options do not vary based on Variable Account performance. (See "PAYMENT OPTIONS," page 32)

FEDERAL TAX STATUS

Under existing tax law there generally should be no federal income tax on increases in the Contract Value until a distribution under the Contract occurs. A distribution includes an actual distribution of funds such as a surrender or annuity payment. However, a distribution also includes a pledge or assignment. Generally, all or part of any distribution is taxable as ordinary income. In addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59 1/2. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "FEDERAL TAX STATUS," page 33)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, partially or fully surrender the Contract, or transfer annuity value between the subaccounts and/or the fixed account.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, partially or fully surrender the Contract, or transfer amounts between the Subaccounts and/or the Fixed Account. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

---------------------------------------------------------------------------------
Sales Load on Premium Payments                                        None
---------------------------------------------------------------------------------
Maximum Surrender Charge (as a % of each premium                      8%
payment withdrawn or Annuitized under a Non-Life Payment Option (1))
---------------------------------------------------------------------------------

-------------------------------
(1) We do not deduct a charge for sales expenses from premiums at the time they are paid. However, we may deduct a surrender charge when a premium is withdrawn upon a surrender or partial surrender or applied to certain annuity options during the first eight years following the payment of that premium. The surrender charge is calculated as a percentage of the premium payment being withdrawn or annuitized during the applicable Premium Year. The amount of the surrender

--------------------------------------------------------------------------------
Transfer Processing Fee           No fee for the first 6 transfers in a Contract
                                  Year; $25 for each additional transfer
                                  during a Contract Year
--------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. This table also includes the charges you would pay if you added an enhanced death benefit option to your Contract.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES

-------------------------------------------------------------------------------------------------------------------------
Annual Administration Fee                                                                       $30 per Contract year(2)
-------------------------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT ANNUAL EXPENSES (AS A % OF AVERAGE ANNUAL VARIABLE ACCOUNT VALUE)
-------------------------------------------------------------------------------------------------------------------------
Under Standard Death Benefit:
   Mortality and Expense Risk Charge                                                            1.25%
   Asset-Based Administration Charge                                                            0.15%
   ---------------------------------                                                            ----
   Total Variable Account Annual Expenses                                                       1.40%
-------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT EXPENSE CHARGE (AS A PERCENTAGE OF AVERAGE
ANNUAL VARIABLE ACCOUNT VALUE)
-------------------------------------------------------------------------------------------------------------------------
Base Guaranteed Minimum Death Benefit Option                                                    0.00%
-------------------------------------------------------------------------------------------------------------------------
Annual Ratchet Guaranteed Minimum Death Benefit Option (optional)                               0.20%
-------------------------------------------------------------------------------------------------------------------------
Enhanced Combination Guaranteed Minimum Death Benefit Option (optional)                         0.35%
-------------------------------------------------------------------------------------------------------------------------
Loan Interest Charge                                                                            5.00%(3)
-------------------------------------------------------------------------------------------------------------------------

The next table shows the lowest and highest total operating expenses charged by the Portfolios for the fiscal year ended December 31, 2003. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

RANGE OF PORTFOLIO OPERATING EXPENSES(4)

-------------------------------------------------------------------------------------------------------------------------
                                                                            MINIMUM           MAXIMUM
                                                                            -------           -------
-------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (total of all expenses that are deducted from Portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses-before any contractual waiver of fees and expenses)
-------------------------------------------------------------------------------------------------------------------------

(..continued)
charge decreases over time, measured from the date the premium payment is credited to the Contract. The surrender charge percentages are shown below.

---------------------------------------------------------------------------------------------------
Premium Years        1       2        3        4      5         6         7          8         9+
Since Payment
of Premium
---------------------------------------------------------------------------------------------------
Charge (%)           8.0     8.0      7.0      6.0    5.0       4.0       3.0        2.0       0
---------------------------------------------------------------------------------------------------

(2) We will waive the annual administration fee if Contract Value is equal to or greater than $50,000 at the beginning of the applicable Contract Year.
(3) The maximum guaranteed net cost of loans (available under 403(b)(TSA) Qualified Contract) is 5.0% annually. The net cost of a loan is the difference between the loan interest charged (8.0%) and the amount credited to the loan account (3.0%).
(4) The portfolio expenses used to prepare this table were provided to Kansas City Life by the Fund(s). Kansas City Life has not independently verified it. The expenses shown are those incurred for the year ended December 31, 2003. Current or future expenses may be greater or less than those shown.

The following table shows the fees and expenses charged (after contractual waiver or reimbursement) by each Portfolio for the fiscal year ended December 31, 2003.

     ANNUAL PORTFOLIO OPERATING EXPENSES(5)

     (expenses that are deducted from Portfolio assets, as a percentage of net assets of the Portfolio):

--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                                          MANAGEMENT    12B-1/     OTHER      TOTAL        EXPENSES     TOTAL PORTFOLIO
                                                     FEES       SERVICE    EXPENSES  PORTFOLIO   REIMBURSEMENT       ANNUAL
                                                                  FEES                 ANNUAL                    EXPENSES AFTER
                                                                                      EXPENSES                    REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends
Fund (Series I Shares)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series I Shares)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund (Series I Shares)(6)
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VARIABLE PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation
Protection Fund (Class II)
--------------------------------------------------------------------------------------------------------------------------------
American Century VP International
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R)
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Value
--------------------------------------------------------------------------------------------------------------------------------
CALAMOS(R) ADVISORS TRUST
--------------------------------------------------------------------------------------------------------------------------------
Calamos Growth and Income Portfolio
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
--------------------------------------------------------------------------------------------------------------------------------
Appreciation Portfolio-Initial Shares
--------------------------------------------------------------------------------------------------------------------------------
Developing Leaders Portfolio-Initial Shares
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND, INC.-INITIAL SHARES
--------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC.-INITIAL SHARES
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II(10)
--------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II(10)
--------------------------------------------------------------------------------------------------------------------------------

-------------------------------
(5) These expenses are deducted directly from the assets of the Portfolios and therefore reduce their net asset value. The investment adviser of each Fund provided the above information, and Kansas City Life has not independently verified it. The expenses shown are those incurred for the year ended December 31, 2003. Current or future expenses may be greater or less than those shown. See the Portfolios' prospectuses for more complete information.

--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                                          MANAGEMENT    12B-1/     OTHER      TOTAL       EXPENSES      TOTAL PORTFOLIO
                                                     FEES       SERVICE    EXPENSES  PORTFOLIO   REIMBURSEMENT       ANNUAL
                                                                  FEES                ANNUAL                     EXPENSES AFTER
                                                                                      EXPENSES                    REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II
--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth Securities Fund
(Class 2)
--------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund (Class 2)
--------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund
(Class 2)
--------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)
--------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN SERIES TRUST II
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Mid Cap Value Portfolio
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company Portfolio
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan U.S. Large Cap Core Equity Portfolio
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST(SM)
--------------------------------------------------------------------------------------------------------------------------------
MFS Bond Series
--------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series
--------------------------------------------------------------------------------------------------------------------------------
MFS Research Series
--------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series
--------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series
--------------------------------------------------------------------------------------------------------------------------------
MFS Utilities Series
--------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio (Class 2)
--------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio
(Class 2)
--------------------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value Portfolio (Class 2)
--------------------------------------------------------------------------------------------------------------------------------

Premium taxes, currently ranging up to 3.5%, may be applicable, depending on various states' laws.

The above tables are intended to assist you in understanding the costs and expenses that you will bear, directly or indirectly. The tables reflect expenses of the Variable Account as well as of the Funds. The Contract Owner transaction expenses, annual administration fee, and Variable Account annual expenses are based on charges described in the Contract. The annual expenses for the Funds are expenses for the most recent fiscal year, except as noted below. For a more complete description of the various costs and expenses, see "CHARGES AND DEDUCTIONS," on page 30 of this Prospectus and the prospectuses for the Funds that accompany it.

-------------------------------

EXAMPLE OF CHARGES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the highest costs of investing in the Contract, including contract owner transaction expenses, the annual administration fee, Variable Account charges, the maximum enhanced death benefit option charge and highest Annual Portfolio Operating Expenses. The example also shows the same maximum costs of investing in the Contract, but reflecting the lowest Annual Portfolio Operating Expenses.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

(1) If the Contract is surrendered or is paid out under a Non-Life Payment Option at the end of the applicable time period:

Maximum Portfolio Expenses without the Enhanced GMDB

1 year        3 years       5 years      10 years

Maximum Portfolio Expenses with the Enhanced GMDB

1 year         3 years       5 years      10 years

Minimum Portfolio Expenses without the Enhanced GMDB

1 year        3 years       5 years      10 years

Minimum Portfolio Expenses with the Enhanced GMBD

1 year         3 years       5 years      10 years

(2) If the Contract is not surrendered or is paid out under a Life Payment Option at the end of the applicable time period:

Maximum Portfolio Expenses without the Enhanced GMDB

1 year         3 years       5 years      10 years

Maximum Portfolio Expenses with the Enhanced GMDB

1 year         3 years       5 years      10 years

Minimum Portfolio Expenses without the Enhanced GMDB

1 year         3 years       5 years      10 years

Minimum Portfolio Expenses with the Enhanced GMBD

1 year         3 years       5 years      10 years

*The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction).

        PLEASE REMEMBER THAT THE EXAMPLE IS AN ILLUSTRATION AND DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED IN THE EXAMPLE.

The examples above assume that we assess no transfer charges or premium taxes. The annual administration fee is $30.00 for Contracts with a Contract Value less than $50,000 at the beginning of the Contract Year. There is no administration fee for Contracts with a Contract Value greater than or equal to $50,000 at the beginning of the Contract Year. As of 12/31/02, the average Contract Value is equal to $33,052 with an average administration fee equal to $24.24. This translates the annual administrative fee into a 0.30% charge on a $10,000 investment for the purposes of the examples.

        YOU SHOULD NOT CONSIDER THE ASSUMED EXPENSES IN THE EXAMPLES TO REPRESENT PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND YOU SHOULD NOT VIEW IT AS A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS. ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

THE VARIOUS FUNDS THEMSELVES PROVIDED THE EXPENSE INFORMATION REGARDING THE FUNDS. THE FUNDS AND THEIR INVESTMENT ADVISERS ARE NOT AFFILIATED WITH US. WHILE WE HAVE NO REASON TO DOUBT THE ACCURACY OF THESE FIGURES PROVIDED BY THESE NON-AFFILIATED FUNDS, WE HAVE NOT INDEPENDENTLY VERIFIED THE FIGURES.

CONDENSED FINANCIAL INFORMATION

Condensed financial information containing the Accumulation Unit Value listing appears at the end of this prospectus.

KANSAS CITY LIFE, THE VARIABLE ACCOUNT AND THE FUNDS

KANSAS CITY LIFE INSURANCE COMPANY

Kansas City Life Insurance Company is a stock life insurance company, which was organized under the laws of the State of Missouri on May 1, 1895. Kansas City Life is currently licensed to transact life insurance business in 48 states and the District of Columbia.

We are regulated by the Department of Insurance of the State of Missouri as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in such states and jurisdictions. We also file the forms for the Contract described in this Prospectus with insurance officials in each state and jurisdiction in which Contracts are sold.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

We established the Variable Account as a separate investment account under Missouri law on January 23, 1995. This Variable Account supports the Contracts and may be used to support other variable annuity insurance contracts and for other purposes as permitted by law. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and is a "separate account" within the meaning of the federal securities laws. We have established other separate investment accounts that may also be registered with the SEC.

The Variable Account is divided into Subaccounts. The Subaccounts available under the Contract invest in shares of corresponding Fund Portfolios. The Variable Account may include other Subaccounts not available under the Contracts and not otherwise discussed in this Prospectus. We own the assets in the Variable Account.

We apply income, gains and losses of a Subaccount (realized or unrealized) without regard to any other income, gains or losses of Kansas City Life or any other separate account. We cannot use Variable Account assets (reserves and other contract liabilities) to cover liabilities arising out of any other business we conduct. We are obligated to pay all benefits provided under the Contracts.

THE FUNDS

Each of the Funds is registered with the SEC as a diversified open-end management investment company under the 1940 Act. However, the SEC does not supervise their management, investment practices or policies. Each Fund is a series fund-type mutual fund made up of the Portfolios and other series that are not available under the Contracts. The investment objectives of each of the Portfolios are described below.

Certain Subaccounts invest in Portfolios that have similar investment objectives and/or policies. Therefore, before choosing Subaccounts, carefully read the individual prospectuses for the Funds along with this Prospectus.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other funds. There can be no assurance that the investment results of any of the Funds will be comparable to the investment results of any other funds, even if the other fund has the same investment adviser or manager.

Not all Funds may be available in all states.

AIM VARIABLE INSURANCE FUNDS
        AIM V.I. DENT DEMOGRAPHIC TRENDS FUND (SERIES I SHARES) (MANAGER: A I M ADVISORS, INC.). The investment objective is long-term growth of capital. The Fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends.

        AIM V.I. PREMIER EQUITY FUND (SERIES I SHARES) (MANAGER: A I M ADVISORS, INC.). The investment objective is to achieve long-term growth of capital. Income is a secondary objective. The Fund seeks to meet its objectives by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities or relative to the equity market generally.

        AIM V.I. INVESCO TECHNOLOGY FUND (SERIES I SHARES) (FORMERLY INVESCO VIF-TECHNOLOGY FUND) (MANAGER: A I M ADVISORS, INC.). The investment objective is long-term growth of capital. The Fund seeks to meet its objective by investing at least 65% of its total net assets in equity securities of technology and science companies.

AMERICAN CENTURY(R) VARIABLE PORTFOLIOS
        AMERICAN CENTURY VP CAPITAL APPRECIATION PORTFOLIO (MANAGER: AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.). The investment objective of American Century VP Capital Appreciation is capital growth. The Portfolio will seek to achieve its investment objective by investing primarily in common stocks that are considered by the investment adviser to have better-than-average prospects for appreciation.

        AMERICAN CENTURY VP INCOME & GROWTH (MANAGER: AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.). American Century VP Income & Growth seeks capital growth. Income is a secondary objective. The fund will seek to achieve its investment objective by investing in common stocks.

        AMERICAN CENTURY VP INFLATION PROTECTION FUND (CLASS II) (MANAGER:
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.). American Century VP Inflation Protection Fund seeks to hedge inflation through a portfolio of inflation-indexed bonds primarily issued by the U.S. Treasury, as well as other investment grade bonds.

        AMERICAN CENTURY VP INTERNATIONAL (MANAGER: AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.). The investment objective of American Century VP International Portfolio is capital growth. The Portfolio will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. International investment involves special risk considerations. These include economic and political conditions, expected inflation rates and currency swings.

        AMERICAN CENTURY VP ULTRA(R) (MANAGER: AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.). American Century VP Ultra seeks long-term capital growth. The fund will seek to achieve its investment objective by investing in mainly U.S. large-cap companies.

        AMERICAN CENTURY VP VALUE (MANAGER: AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.). American Century VP Value seeks long-term capital growth. Income is a secondary objective. The fund will seek to achieve its investment objective by investing in securities that management believes to be undervalued at the time of purchase.

CALAMOS ADVISORS TRUST
        CALAMOS GROWTH AND INCOME PORTFOLIO (MANAGER: CALAMOS ASSET MANAGEMENT, INC.). Calamos Growth and Income Portfolio seeks current income as its primary objective with capital appreciation as its secondary objective. The Portfolio invests primarily in a diversified portfolio of convertible securities. These convertible securities may be either debt securities (bonds) or preferred stock that are convertible into common stock, and may be issued by both U.S. and foreign companies.

DREYFUS VARIABLE INVESTMENT FUND
        APPRECIATION PORTFOLIO (MANAGER: THE DREYFUS CORPORATION; SUB-INVESTMENT
ADVISOR: FAYEZ SAROFIM & CO.). The portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals the portfolio invests at least 80% of it assets in common stocks. The portfolio focuses on "blue chip" companies with total market values of more than $5 billion at the time of purchase.

        DEVELOPING LEADERS PORTFOLIO (MANAGER: THE DREYFUS CORPORATION). The portfolio seeks capital growth. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the portfolio primarily invests in companies with total market values of less than $2 billion at the time of purchase.

DREYFUS STOCK INDEX FUND, INC. (MANAGER: THE DREYFUS CORPORATION; INDEX SUB-INVESTMENT ADVISOR: MELLON EQUITY ASSOCIATES). The fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500(R) in proportion to their weighting in the index. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of securities. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (MANAGER: THE DREYFUS CORPORATION). Seeks capital growth with current income as a secondary goal, by investing, under normal circumstances, at least 80% of its assets in the common stock of companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America.

FEDERATED INSURANCE SERIES
        FEDERATED AMERICAN LEADERS FUND II (MANAGER: FEDERATED INVESTMENT MANAGEMENT COMPANY). The primary investment objective of the Federated American Leaders Fund II is to achieve long-term growth of capital. The Fund's secondary objective is to provide income. The Fund pursues its investment objectives by investing primarily in common stock of "blue-chip" companies, which are generally top-quality, established growth companies.

        FEDERATED HIGH INCOME BOND FUND II (MANAGER: FEDERATED INVESTMENT MANAGEMENT COMPANY). The investment objective of the Federated High Income Bond Fund II is to seek high current income. The Fund endeavors to achieve its objective by investing primarily in lower-rated corporate debt obligations commonly referred to as "junk bonds."

        FEDERATED PRIME MONEY FUND II (MANAGER: FEDERATED INVESTMENT MANAGEMENT COMPANY). The investment objective of the Federated Prime Money Fund II is to provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
        FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND (FORMERLY KNOWN AS FRANKLIN SMALL CAP FUND (CLASS 2) (MANAGER: FRANKLIN ADVISERS, INC.). Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies. For this Fund, small-cap companies are those with market capitalization values not exceeding
(i) $1.5 billion or (ii) the highest market capitalization value in the Russell 2000(R) Index, whichever is greater, at the time of purchase.

        FRANKLIN REAL ESTATE FUND (CLASS 2) (MANAGER: FRANKLIN ADVISERS, INC). Seeks capital appreciation, with current income as a secondary goal. The Fund normally invests at least 80% of its net assets in investments of companies operating in the real estate sector. The Fund invests primarily in real estate investment trusts, with generally medium to small market capitalizations, and in companies that derive at least half of their assets or revenues from the ownership, construction, management, or sale of residential, commercial or industrial real estate.

        TEMPLETON DEVELOPING MARKETS SECURITIES FUND (CLASS 2) (MANAGER:
TEMPLETON ASSET MANAGEMENT LTD.). Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments.

        TEMPLETON FOREIGN SECURITIES FUND (CLASS 2) (MANAGER: TEMPLETON INVESTMENT COUNSEL, LLC.). Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

J.P. MORGAN SERIES TRUST II
       JPMORGAN MID CAP VALUE PORTFOLIO (MANAGER: J.P. MORGAN INVESTMENT MANAGEMENT INC.). The investment objective of JPMorgan Mid Cap Value Portfolio is to provide long-term growth from mid-capitalization stocks.

        JPMORGAN SMALL COMPANY PORTFOLIO (MANAGER: J.P. MORGAN INVESTMENT MANAGEMENT INC.). The investment objective of JPMorgan Small Company Portfolio is to provide a high total return from a portfolio of equity securities of small companies. The Portfolio invests at least 80% of the value of its assets in the common stock of small and medium sized U.S. companies, typically represented by the Russell 2000 Index. "Assets" mean net assets, plus the amount of borrowings for investment purposes.

        JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO (MANAGER: J.P. MORGAN INVESTMENT MANAGEMENT INC.). JPMorgan U.S. Large Cap Core Equity Portfolio seeks to provide a high total return from a portfolio comprised of selected equity securities. The Portfolio invests at least 80% of the value of its Assets in large-cap Companies. "Assets" mean net assets, plus the amount of borrowings for investment purposes.

MFS(R) VARIABLE INSURANCE TRUST(SM)
        MFS BOND SERIES (MANAGER: MFS INVESTMENT MANAGEMENT(R)). The Bond Series seeks primarily to provide as high a level of current income as is believed consistent with prudent investment risk and secondarily to protect Shareholders' capital. The Series may purchase lower-rated or non-rated debt securities commonly known as "junk bonds", but focuses on investment grade bonds.

        MFS EMERGING GROWTH SERIES (MANAGER: MFS INVESTMENT MANAGEMENT(R)). The Emerging Growth Series seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Series' investment objective of long-term growth of capital. The Series' policy is to invest primarily (i.e., at least 65% of its assets under normal circumstances) in common stocks and related securities of companies that MFS believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies).

        MFS STRATEGIC INCOME SERIES (MANAGER: MFS INVESTMENT MANAGEMENT(R)). The Strategic Income Series seeks to provide high current income by investing in fixed income securities. The Series invests, under normal market conditions, at least 65% of its total assets in fixed income securities.

        MFS RESEARCH SERIES (MANAGER: MFS INVESTMENT MANAGEMENT(R)). The Research Series seeks to provide long- term growth of capital and future income. The Series' assets are allocated to selected industries and then to securities within those industries.

        MFS TOTAL RETURN SERIES (MANAGER: MFS INVESTMENT MANAGEMENT(R)). The Total Return Series seeks to provide above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

        MFS UTILITIES SERIES (MANAGER: MFS INVESTMENT MANAGEMENT(R)). The Utilities Series seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities). The Series will seek to achieve its objective by investing, under normal circumstances, at least 80% of its assets in equity and debt securities of both domestic and foreign (including emerging market) companies in the utilities industry.

SELIGMAN PORTFOLIOS, INC.
        SELIGMAN CAPITAL PORTFOLIO (CLASS 2) (MANAGER: J. & W. SELIGMAN & CO. INCORPORATED). The objective is capital appreciation. The Portfolio invests primarily in the common stock of medium-sized U.S. companies.

        SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2) (MANAGER: J. & W. SELIGMAN & CO. INCORPORATED). The Portfolio's objective is capital gain. The Portfolio seeks to achieve this objective by investing at least 80% of its net assets, in securities of companies operating in the communications, information and related industries. The Portfolio may invest in companies of any size.

        SELIGMAN SMALLER-CAP VALUE PORTFOLIO (CLASS 2) (FORMERLY KNOWN AS SELIGMAN SMALL-CAP VALUE PORTFOLIO (MANAGER: J. & W. SELIGMAN & CO. INCORPORATED). The Portfolio seeks long-term capital appreciation by investing at least 80% of its net assets in common stocks of companies with small market capitalizations that are deemed to be value companies by the portfolio manager.

THERE IS NO ASSURANCE THAT THE FUNDS WILL ACHIEVE THEIR STATED OBJECTIVES AND POLICIES.

See the current prospectus for each Fund that accompanies this Prospectus as well as the current Statement of Additional Information for each Fund. These important documents contain more detailed information regarding all aspects of the Funds. Please read the prospectuses for the Funds carefully before making any decision concerning the allocation of premium payments or transfers among the Subaccounts.

We (or our affiliates) may receive significant compensation from a Fund's investment adviser (or its affiliates) in connection with administration or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is generally based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts we issue. These percentages differ, and some advisers (or affiliates) may pay us (or our affiliates) more than others. Currently, these percentages range from 0.15% to 0.25%.

We cannot guarantee that each Fund or Portfolio will always be available for the Contracts, but in the event that a Fund or Portfolio is not available, we will take reasonable steps to secure the availability of a comparable fund. Shares of each Fund are purchased and redeemed at net asset value, without a sales charge.

RESOLVING MATERIAL CONFLICTS

The Funds presently serve as the investment medium for the Contracts. In addition, the Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts.

We do not currently foresee any disadvantages to you resulting from the Funds selling shares to fund products other than the Contracts. However, there is a possibility that a material conflict of interest may arise between Contract Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the Funds. Shares of some of the Funds may also be sold to certain qualified pension and retirement plans qualifying under
Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps, including removing the Variable Account from that Fund, to resolve the matter. The Board of Directors of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the Funds for more information.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

Subject to applicable law, we may make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Portfolio are no longer available for investment, or for any other reason in our sole discretion we decide that further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management investment company. The substituted fund may have different fees and expenses. Substitutions may be made with respect to existing investments or the investment of future premiums or both. We will not substitute any shares attributable to a Contract's interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

Subject to applicable law and any required SEC approval, we may establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrants or for any reason in our sole discretion. We will determine on what basis we might make any new Subaccounts available to existing Contract Owners. We may close Subaccounts to allocation of premiums or Contract Value, or both, at any time in our sole discretion.

If we make any of these substitutions or changes we may, by appropriate endorsement, change the Contract to reflect the substitution or change. If we decide it is in the best interests of Contract Owners (subject to any approvals that may be required under applicable law), we may take the following actions with regard to the Variable Account:

o operate the Variable Account as a management investment company under the 1940 Act;

o   de-register it under that Act if registration is no longer required;

o   combine it with other Kansas City Life separate accounts; or.

o   make any changes required by the 1940 Act.

VOTING RIGHTS

We are the legal owner of shares held by the Subaccounts and we have the right to vote on all matters submitted to shareholders of the Funds. As required by law, we will vote shares held in the Subaccounts in accordance with instructions received from Owners with Contract Value in the Subaccounts. We may be permitted to vote shares of the Funds in our own right if the applicable federal securities laws, regulations or interpretations of those laws or regulations change.

To obtain voting instructions from you, before a meeting you will be sent voting instruction material, a voting instruction form and any other related material. Your votes will be calculated separately for each Subaccount of the Variable Account, and may include fractional shares. We will determine the number of votes attributable to a Subaccount by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. The number of votes for which you may give instructions will be determined as of the date established by the Fund for determining shareholders eligible to vote. We will vote shares held by a Subaccount for which we have no instructions and any shares held in our General Account in the same proportion as those shares for which we do receive voting instructions.

If required by state insurance officials, we may disregard voting instructions when it would require us to vote shares in a manner that would:

o cause a change in sub-classification or investment objectives of one or more of the Portfolios;

o   approve or disapprove an investment advisory agreement; or

o require changes in the investment advisory contract or investment adviser of one or more of the Portfolios, if we reasonably disapprove of such changes in accordance with applicable federal regulations.

If we ever disregard voting instructions, we will advise you of that action and of the reasons for it in the next semiannual report. We may change how we calculate the weight given to pass-through voting instructions when such a change is necessary to comply with current federal regulations or the current interpretation of them.

DESCRIPTION OF THE CONTRACT

The Contract is a variable annuity that provides accumulation of Variable Account Value based on the performance of Subaccounts within the Kansas City Life Variable Annuity Separate Account. You may also allocate a portion of your premiums to our Fixed Account. We provide options such as dollar cost averaging, portfolio rebalancing and the Systematic Partial Surrender Plan. The Contract offers only fixed annuity payment options.

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contracts. Your actual
Contract and any endorsements are the controlling documents. If you would like a copy of your Contract and endorsements, contact our Home Office.

PURCHASING A CONTRACT

The maximum Issue Age for which we issue a Contract is 80. However, for Qualified Contracts with an Issue Age of 70 1/2 or greater, tax laws may require that distributions begin immediately. We may issue Contracts above the maximum Issue Age under certain circumstances. We may issue Contracts in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code.

The Annual Ratchet and Enhanced Combination Guaranteed Minimum Death Benefit Options are only available at issue of the Contract. The Annual Ratchet option is available for Annuitants with Issue Ages of 75 and below and the Enhanced Combination option is only available for Annuitants with Issue Ages of 70 and below. The Guaranteed Minimum Death Benefit options are offered only in the states where we have received regulatory approval.

The minimum initial premium that we accept is a single premium of $10,000. You may pay additional premium payments at any time while the Annuitant is alive and before the Maturity Date. These payments must be at least $50. We may limit the number and amount of additional premium payments (where permitted).

REPLACEMENT OF CONTRACTS

It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance or annuity contracts in connection with the purchase of a Contract. You should replace your existing insurance only when you determine that the Contract is better for you. The charges and benefits of your existing insurance may be different from a Contract purchased from us. You may have to pay a surrender charge on your existing insurance, and the Contract will impose a new surrender charge period.

You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you surrender your existing contract for cash and then buy the Contract, you may have to pay a tax, including possibly a penalty tax, on the surrender. Also, because we will not issue the Contract until we have received an initial premium from your existing insurance company, the issuance of the Contract may be delayed.

FREE-LOOK PERIOD

You may cancel your Contract for a refund during your "free-look" period. The free look period applies for the 10 days after you receive the Contract. When we receive the returned Contract at our Home Office, we will cancel the Contract. The amount that we will refund will vary according to state requirements. Most states allow us to refund Contract Value. In those states, we will return an amount equal to the Contract Value. We will determine the amount of the Contract Value as of the earlier of:

o   the date the returned Contract is received by us at our Home Office; or

o the date the returned Contract is received by the Kansas City Life representative who sold you the Contract.

A few states require a return of the greater of premium payments or Contract Value. In these states, we will refund the greater of:

(a) the premiums paid under the Contract; and

(b) the Contract Value as of the earlier of:

o   the date we receive the returned Contract at our Home Office; or

o the date the Kansas City Life representative who sold the Contract receives the returned Contract.

Some states permit only the return of premiums even if this amount is less than what we would have returned otherwise.

In all states, we will also refund the $30 annual administration fee, if it was deducted prior to the return of the Contract.

ALLOCATION OF PREMIUMS

At the time of application, you select how we will allocate premiums among the Subaccounts and the Fixed Account. You can change the allocation percentages at any time by sending Written Notice to us. You may also change your allocation by telephone, facsimile, and electronic mail if you have provided proper authorization. (See "Telephone, Facsimile and Electronic Mail Authorizations and Internet Authorizations," page 27)

Our procedures for allocation of premiums during the free-look period vary by state, based on the amount that each state requires to be refunded if the Contract is returned within the free-look period:

o for Contracts sold to residents of states that allow refund of Contract Value, we will immediately allocate premiums according to the allocation you requested; and

o for contracts sold to residents of states that require either the refund of premiums paid or the refund of the greater of Contract Value or premiums paid, we will allocate premiums received during a 15-day period following the Contract Date to the Federated Prime Money Fund II Subaccount for that 15-day period. At the end of this 15-day period, we will allocate the amount in the Federated Prime Money Fund II Subaccount according to your allocation instructions.

We will allocate the initial premium within two business days of when we receive the premium at our Home Office. In order to allocate the premium in this time frame, you must properly complete the application and it must include all the information necessary to process it, including payment of the initial premium. If the application is not properly completed, we will retain the premium for up to five business days while we attempt to complete the application. If the application is not complete at the end of the 5-day period, we will inform you of the reason for the delay. We will also return the initial premium immediately, unless you specifically consent to our keeping the premium until the application is complete. Once the application is complete, we will allocate the initial premium within two business days.

We will allocate subsequent premiums at the end of the Valuation Period in which we receive the premium payment at our Home Office. Premiums received at our Home Office before the New York Stock Exchange closes are priced using the Subaccount accumulation unit value determined at the close of that regular business session of the New York Stock Exchange (usually 3:00 p.m. Central Standard Time). If we receive a Premium payment after the New York Stock Exchange closes, we will process the order using the Subaccount accumulation unit value determined at the close of the next regular session of the New York Stock Exchange. We will credit amounts to the Subaccounts only on a Valuation Day, that is, on a date the New York Stock Exchange is open for trading.

The values of the Subaccounts will vary with their investment experience, so that you bear the entire investment risk with respect to the Variable Account Value. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

If mandated under applicable law, we may be required to reject a Premium Payment. We may also be required to provide additional information about you or your account to government regulators. In addition, we may be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, surrenders, loans, annuity payments, or death benefits, until instructions are received from the appropriate regulator.

DETERMINATION OF CONTRACT VALUE

The Contract Value is the sum of the Variable Account Value and the Fixed Account Value.

VARIABLE ACCOUNT VALUE

The Variable Account Value reflects the following:

o   the investment experience of the selected Subaccounts;

o   Premiums paid;

o   surrenders;

o   transfers;

o   charges assessed in connection with the Contract;

o   Contract loan balance; and

o   Bonuses Paid on the Monthly Anniversary Date.

There are two bonuses that will be credited to the Variable Account Value. The first bonus is credited to policies on each Monthly Anniversary Date where the Contract Value greater than or equal to $100,000 on that date. The monthly amount of this bonus equals 0.0125% of the Variable Account Value, which equals 0.15% on an annualized basis.

The second bonus is credited to all policies, regardless of size. After the eighth Contract Year, this bonus will be credited each Monthly Anniversary Date to the Variable Account Value. The amount of this bonus equals 0.01665% of the Variable Account Value, which equals 0.20% on an annualized basis.

Both of the bonuses are guaranteed. We will not attempt to recapture the bonus at any time, including upon surrender, death or election of an annuity option. Each of the bonuses, if applicable, is paid on the Variable Account Value on the Monthly Anniversary Date.

There is no guaranteed minimum Variable Account Value. Since a Contract's Variable Account Value on any future date depends upon a number of factors, it cannot be predetermined.

        CALCULATION OF VARIABLE ACCOUNT VALUE. We calculate the Variable Account Value on each Valuation Date. Its value will be the sum of the values attributable to the Contract in each of the Subaccounts. We will determine the amount for each Subaccount by multiplying the Subaccount's unit value on the Valuation Date by the number of Subaccount accumulation units allocated to the Contract. The unit value of a Subaccount may increase, decrease, or remain the same.

        DETERMINATION OF NUMBER OF ACCUMULATION UNITS. We will convert any amounts allocated to a Subaccount into accumulation units of that Subaccount. We determine the number of accumulation units credited to the Contract by dividing the dollar amount allocated to the Subaccount by the unit value for that Subaccount at the end of the Valuation Period during which the amount was allocated.

We will increase the number of accumulation units in any Subaccount at the end of the Valuation Period by:

o any premiums allocated to the Subaccount during the current Valuation Period; and

o transfers to the Subaccount from another Subaccount or from the Fixed Account during the current Valuation Period; and

o   Bonuses credited on the Monthly Anniversary Date.

We will decrease the number of accumulation units in any Subaccount at the end of the Valuation Period by:

o amounts transferred from the Subaccount to another Subaccount or the Fixed Account including any applicable transfer fee;

o amounts surrendered (including applicable charges) during the current Valuation Period; and

o the pro rata portion of the Monthly Guaranteed Minimum Death Benefit Charge assessed on the Monthly Anniversary Day.

The number of units in any Subaccount will also be reduced at the beginning of each Contract Year by a pro rata share of the $30 annual administration fee.

        NET INVESTMENT FACTOR. We will calculate a net investment factor on each Valuation Day. A Subaccount's net investment factor measures the investment performance of an accumulation unit in that Subaccount during a Valuation Period. The formula for the net investment factor equals:

                                    (X/Y) - Z

where "X" equals the sum of:

    (1) the net asset value per accumulation unit held in the Subaccount at the end of the current Valuation Day; plus

    (2) the per accumulation unit amount of any dividend or capital gain distribution on shares held in the Subaccount during the current Valuation Day; less

    (3) the per accumulation unit amount of any capital loss distribution on shares held in the Subaccount during the current Valuation Day; less

    (4) the per accumulation unit amount of any taxes or any amount set aside during the Valuation Day as a reserve for taxes.

"Y" equals the net asset value per accumulation unit held in the Subaccount as of the end of the immediately preceding Valuation Day; and

"Z" equals the charges we deduct from the Subaccount on a daily basis. These charges equal the sum of the asset-based administration charge and the mortality and expense risk charge. The asset-based administration charge equals 0.15% on an annual basis. The mortality and expense risk charge equals 1.25% on an annual basis.

        DETERMINATION OF UNIT VALUE. We arbitrarily set the value of an accumulation unit for each of the Subaccounts at $10 when the first investments were bought. The accumulation unit value for each subsequent Valuation Period is equal to:

                                      A x B

"A" is equal to the Subaccount's accumulation unit value for the end of the immediately preceding Valuation Day; and

"B" is equal to the net investment factor for the current Valuation Day.

This accumulation unit value may increase or decrease from day to day based on investment results.

TRANSFER PRIVILEGE

After the free-look period and before the Maturity Date, you may transfer amounts among the Subaccounts and the Fixed Account. Transfers are subject to the following restrictions:

o the minimum transfer amount is the lesser of $250 or the entire amount in that Subaccount or the Fixed Account;

o we will treat a transfer request that would reduce the amount in a Subaccount or the Fixed Account below $250 as a transfer request for the entire amount in that Subaccount or the Fixed Account;

o we currently have no limit on the number of transfers that you can make between Subaccounts or to the Fixed Account. However, you can make only one transfer from the Fixed Account each Contract Year. (See "Transfers from Fixed Account," page 28, for restrictions); and

o we have the right, where permitted, to suspend or modify this transfer privilege at any time. Any suspension or modification of this privilege will be communicated in writing.

We will make a transfer on the date that we receive Written Notice requesting the transfer. You may also make transfers by telephone, facsimile and electronic mail if you have provided proper authorization, unless, in accordance with our policies and procedures regarding frequent transfers among Subaccounts, we require you to provide us with a written request for transfers. (See "Telephone, Facsimile and Electronic Mail Authorizations and Internet Authorizations," page
27) Transfer requests made in writing, by facsimile, or by electronic mail must be received, and transfer requests made by telephone must be completed, before 3:00 p.m. Central Standard Time to receive same-day pricing of the transaction. Transfer requests received (or completed) before the New York Stock Exchange closes are priced using the Subaccount accumulation unit value determined at the close of that regular business session of the New York Stock Exchange (usually 3:00 p.m. Central Standard Time). If we receive a transfer request after the New York Stock Exchange closes, we will process the order using the Subaccount accumulation unit value determined at the close of the next regular business session of the New York Stock Exchange.

The first six transfers during each Contract Year are free. We will charge a $25 transfer-processing fee for all transfers during a Contract Year in addition to the six free ones. For the purpose of charging the fee, we will consider each request to be one transfer, regardless of the number of Subaccounts or the Fixed Account affected by that request. We will deduct the transfer-processing fee from the amount being transferred or from the remaining Contract Value, according to your instructions.

FREQUENT TRANSFERS AMONG SUBACCOUNTS. Frequent requests from Owners to transfer Contract Value between Subaccounts may dilute the value of a Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by a Portfolio and the reflection of that change in the Portfolio's share price. Frequent transfers may also increase brokerage and administrative costs of the Portfolios, and may interfere with the efficient management of a Portfolio, requiring it to maintain a high cash position and possibly result in lost investment opportunities and forced liquidations. Accordingly, frequent transfers may adversely affect the long-term performance of the Portfolios, which, in turn, may adversely affect other Owners and persons with interests under the Contracts (e.g., Annuitants or Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfer activity among Subaccounts. Our procedures for detecting frequent transfer activity involve examining the number of transfers made by an Owner within given periods of time. Currently, we monitor for 12 or more transfers in a Contract within a calendar year. For purposes of applying the parameters used to detect frequent transfer activity, we will aggregate transfers made on the same Valuation Day under multiple contracts owned by the same Owner. However, we do not aggregate transfers made pursuant to the Dollar Cost Averaging and Portfolio Rebalancing Plan.

If transfer activity violates our established parameters for detecting frequent transfers, we review those transfers to determine if, in our judgment, the transfers are potentially harmful frequent transfer activity. If, in our sole opinion, a pattern of excessive transfers develops or a transfer is not in the best interests of one or more Owners, we either will suspend the transfer privilege or will apply limitations or modifications to transfers to or from one or more of the Subaccounts. We will communicate to Owners in writing any suspension or limitation or modification of the transfer privilege. Our policies and procedures specify the following as limitations that may be applied to deter excessive transfers:

    o  the requirement of a minimum time period between each transfer;

    o not accepting a transfer request from a third party acting under authorization on behalf of more than one Owner;

    o limiting the dollar amount that may be transferred between the Subaccounts by an Owner at any one time;

    o implementing and administering redemption fees imposed by one or more of the Funds in the future; and

    o requiring that a written request be provided to us at our Home Office, signed by an Owner.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, including our judgment as to what parameters to use to detect potentially harmful frequent transfer activity and what particular limitation of the five possible limitations described above to apply to deter excessive transfers when a particular instance of potentially harmful transfer activity is detected. Our ability to detect and apply specific limitations to such transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners to avoid such detection. We apply our procedures consistently to Owners without special arrangement, waiver or exception. We may vary our procedures among our variable contracts, however, to account for differences in various factors, such as operational systems and Contract provisions. Moreover, we may vary our procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. There is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts.

In our sole discretion, we may at any time and without prior notice revise any procedures we follow as necessary: to better detect and deter frequent, large, or short-term transfers that may adversely affect Owners and other persons with interests under the Contracts; to comply with state or federal regulatory requirements; or to impose additional or alternate restrictions (such as percentage limits on transfers) on Owners engaging in frequent transfer activity among the Subaccounts. We also may not process a transfer request if the Subaccount affected by the transfer is unable to purchase or redeem shares of its corresponding Fund Portfolio because of actions taken or limitations imposed by the Fund.

The Funds with Portfolios available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other Funds and the policies and procedures we have adopted to discourage frequent transfers among Subaccounts. Owners and other persons with interests under the Contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Funds.

Owners and other persons with interests under the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from other insurance companies or from intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit a Fund's ability to apply its respective frequent trading policies and procedures. We cannot guarantee that the Funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of Portfolio shares as a result of a Fund's own policies and procedures on frequent purchase and redemption of Fund shares (even if an entire omnibus order is rejected because or frequent transfer activity of a single Owner). You should read the Fund prospectuses for more details.

DOLLAR COST AVERAGING PLAN

The Dollar Cost Averaging Plan is an optional feature available with the Contract. If you elect this plan, it enables you to automatically transfer amounts from the Federated Prime Money Fund II Subaccount to other Subaccounts. The goal of the Dollar Cost Averaging Plan is to make you less susceptible to market fluctuations by allocating on a regularly scheduled basis instead of allocating the total amount all at one time. We do not guarantee that the Dollar Cost Averaging Plan will result in a gain or prevent a loss.

Transfers under this plan occur on a monthly basis for a period you choose, ranging from 3 to 36 months. To participate in this plan you must transfer at least $250 from the Federated Prime Money Fund II Subaccount each month. You may allocate the required amounts to the Federated Prime Money Fund II Subaccount through initial and subsequent premium payments or by transferring amounts into the Federated Prime Money Fund II Subaccount from the other Subaccounts. Restrictions apply to transfers from the Fixed Account.

You may elect this plan at the time of application by completing the authorization. You may also elect it at any time after the Contract is issued by completing the election form. Dollar cost averaging transfers will start on the next monthly anniversary day following the date we receive your request or on the date you request. We do not impose a charge for participating in this plan.

Once elected, we will process transfers from the Federated Prime Money Fund II Subaccount monthly until:

o   we have completed the number of designated transfers;

o the value of the Federated Prime Money Fund II Subaccount is completely depleted; or

o   you send us Written Notice instructing us to cancel the monthly transfers.

There is no transfer charge for participation in the Dollar Cost Averaging Plan and transfers made under the Dollar Cost Averaging Plan will not count toward the six free transfers allowed each Contract Year. We have the right to cancel this feature at any time with notice to you.

PORTFOLIO REBALANCING PLAN

The Portfolio Rebalancing Plan is an optional feature available with the Contract. Under this plan, we will redistribute the accumulated balance of each Subaccount to equal a specified percentage of the Variable Account Value. We will do this on a quarterly basis at three-month intervals from the monthly anniversary day on which the Portfolio Rebalancing Plan begins. The purpose of the Portfolio Rebalancing Plan is to automatically diversify your portfolio mix. The plan automatically adjusts your portfolio mix to be consistent with your current premium allocation instructions. If you make a change to your premium allocation, we will also automatically change the allocation used for portfolio rebalancing to be consistent with the new premium allocation. We do not impose a charge for participating in this plan.

The redistribution will not count as a transfer permitted under the Contract each Contract Year. If you also have elected the Dollar Cost Averaging Plan and it has not been completed, the Portfolio Rebalancing Plan will start on the monthly anniversary day the Dollar Cost Averaging Plan ends. If the Contract Value is negative at the time portfolio rebalancing is scheduled, we will not complete the redistribution.

You may elect this plan at the time of application by completing the authorization. You may also elect it at any time after the Contract is issued by completing the election form. Portfolio rebalancing will terminate when:

o   you request any transfer unless you authorize a new allocation; or

o   the day we receive Written Notice instructing us to cancel the plan.

PARTIAL AND FULL CASH SURRENDERS

       PARTIAL SURRENDERS. You may surrender part of the Cash Surrender Value at any time before your death, the Annuitant's death and the Maturity Date. You may submit a Written Notice to the Home Office or provide notice by telephone if you have provided proper authorization to us. (See "Telephone, Facsimile and Electronic Mail Authorizations and Internet Authorizations," page 27) The minimum partial surrender requested (other than by telephone) must be at least $100. If you provide notice by telephone, the minimum partial surrender requested must be at least $100 and may not exceed the maximum amount we permit to be withdrawn by telephone. We will surrender the amount requested from the Contract Value on the date we receive your Written Notice or notice by telephone for the surrender. We will deduct any applicable surrender charge from the amount surrendered or from the remaining Contract Value, according to your instructions. If you instruct us to deduct the surrender charge from the remaining Contract Value and the remaining Contract Value is insufficient to fully cover the surrender charge, we will deduct the unpaid portion of the surrender charge from the amount paid to you. We will make the surrender from each Subaccount and the Fixed Account based on your instructions. If the amount requested exceeds the Subaccount and/or Fixed Account Value, we will process the surrender for the amount available and then contact you for further instructions.

Subject to certain restrictions, we will not apply a surrender charge on the first partial surrender of up to 10% of the Contract Value per Contract Year. (See "Surrender Charge," page 29)

      SYSTEMATIC PARTIAL SURRENDER PLAN. The Systematic Partial Surrender Plan enables you to authorize an automatic regular payment of a partial surrender amount. If you wish to participate in the plan, you should instruct us to surrender a particular dollar amount from the Contract on a monthly, quarterly, semi-annual or annual basis. The minimum payment under this plan is $100. We will make the surrender from each Subaccount and the Fixed Account based on your instructions. If the amount requested exceeds the Subaccount and/or Fixed Account Value, we will process the surrender for the amount available and then contact you for further instructions.

Subject to certain restrictions, we will not apply a surrender charge on the first amounts paid out under the Systematic Partial Surrender Plan of up to 10% of the Contract Value each Contract Year. (See "Surrender Charge," page 29)

You may discontinue participation in the Systematic Partial Surrender Plan at any time by sending us Written Notice.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES MAY APPLY TO PARTIAL AND SYSTEMATIC PARTIAL SURRENDERS. YOU SHOULD CONSULT YOUR TAX ADVISER BEFORE REQUESTING A PARTIAL OR SYSTEMATIC PARTIAL SURRENDER. (See "FEDERAL TAX STATUS," page 33)

      FULL SURRENDER. You may request a surrender of the Contract for its Cash Surrender Value at any time before the Annuitant's death and before the Maturity Date. The Cash Surrender Value will equal the Contract Value less:

o   any applicable surrender charge;

o   any loan balance;

o   any premium taxes payable; and

o   any withholding taxes.

We will determine the Cash Surrender Value on the date we receive Written Notice of surrender and the Contract.

Subject to certain restrictions, we will not apply a surrender charge on up to 10% of the Contract Value when you surrender the Contract. (See "Surrender Charge," page 29)

CERTAIN FEDERAL INCOME TAX CONSEQUENCES MAY APPLY TO A SURRENDER OF THE CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER BEFORE REQUESTING A SURRENDER. (See "FEDERAL TAX STATUS," page 33)

      RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS. Certain restrictions apply to surrenders and partial surrenders from Contracts used as funding vehicles for Internal Revenue Code Section 403(b) retirement plans. Section 403(b)(11) of the Internal Revenue Code of 1986, as amended, restricts the distribution under Section 403(b) annuity contracts of:

o   elective contributions made in years beginning after December 31, 1988;

o   earnings on those contributions; and

o earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distributions of those amounts may only occur upon:

o   the death of the employee;

o   attainment of age 591/2;

o   severance from employment;

o   disability; or

o   financial hardship.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.

CONTRACT TERMINATION

We may terminate the Contract and pay you the Cash Surrender Value if all of these events simultaneously exist prior to the Maturity Date:

o   you have not paid premiums for at least two years;

o   the Contract Value is less than $2,000; and

o total premiums paid under the Contract, less any partial surrenders, is less than $2,000.

We will mail a termination notice to you and to the holder of any assignment of record at least six months before we terminate the Contract. We have the right to automatically terminate the Contract on the date specified in the notice, unless we receive an additional premium payment before the termination date specified or the Contract Value has increased to the amount required. This additional premium payment must be for at least the required minimum amount.

CONTRACT LOANS

If your Contract is a 403(b) (TSA) Qualified Contract, you have the option of taking a Contract loan at any time after the first Contract Year. You may obtain a loan by submitting Written Notice. The only security we require is an assignment of the Contract to us. We allow only one loan per Contract Year.

We will show the current loan amount and any withdrawals for unpaid interest on your annual report.

    AMOUNT OF LOAN AVAILABLE. You may borrow up to the lesser of:

    (1) $50,000, reduced by the excess (if any) of the highest outstanding loan balance during the one-year period ending on the day before the loan is made over the outstanding loan balance on the day loan is made;

    (2) the greater of 50% of the Cash Surrender Value of the Contract or $10,000; or

    (3) the Cash Surrender Value less any outstanding loans, determined as of the date of the loan.

At any time you make a new loan, the sum of all prior loans, loan interest outstanding, and the current loan applied for, may not exceed the applicable limit described above. Each loan must be at least $2,500.

        LOAN ACCOUNT. When you make a loan, we will withdraw an amount equal to the loan from the Fixed Account and Variable Account and transfer this amount to the loan account. The loan account is part of the Fixed Account. If you do not specify allocation instructions in your loan application, we will withdraw the loan pro rata from all Subaccounts having values and from the Fixed Account. Amounts transferred to the loan account do not participate in the investment experience of the Fixed Account and the Subaccounts from which they were withdrawn.

        INTEREST CREDITED ON LOANED AMOUNT. We will pay interest on amounts in the loan account at the minimum guaranteed effective annual interest rate of 3.0% per year. We may apply different interest rates to the loan account than the Fixed Account. Any interest we credit on loaned amounts will remain in the Fixed Account.

        LOAN INTEREST CHARGED. On each Contract anniversary, we will charge accrued interest on a Contract loan at the maximum rate of 8% per year. We may establish a lower rate for any period during which the Contract loan is outstanding. Interest is payable at the end of each Contract Year and on the date the loan is repaid.

If we do not receive the loan interest payment by the contract anniversary, we will transfer the accrued loan interest from the Fixed Account and Subaccounts to the loan account on a pro rata basis.

        REPAYMENT OF LOAN. You must specifically identify any loan repayment as such in order to ensure that it will be applied correctly. Each loan repayment will result in a transfer of an amount equal to the loan repayment from the loan account to the Fixed Account and/or Subaccounts. We will use your current premium allocation schedule to allocate the loan repayment, unless you provide specific instructions to allocate the loan repayment differently. Each loan repayment must be at least $25.

You must repay principal and interest in substantially equal monthly payments over a five-year period. You are allowed a 31-day grace period from the installment due date. If a monthly installment is not received within the 31-day grace period, under federal tax law you will be treated as having a deemed distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any surrender charge. This deemed distribution may be subject to income and penalty tax under the Code.

        LOAN BALANCE. Loan balance means all unpaid Contract loans and loan interest. We will deduct any outstanding loan balance from the Contract proceeds. We will terminate your Contract if your total loan balance exceeds the Cash Surrender Value of the Contract. We will mail notice to you at least 31 days before such termination.

Allowing a Contract to terminate under these circumstances could have adverse tax consequences and may adversely affect the treatment of the Contract under Internal Revenue Code section 403(b).

        ERISA PLANS. If your 403(b) (TSA) Qualified Contract is part of a plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), you should consult a qualified legal adviser about compliance with ERISA requirements prior to requesting a Contract loan. Any loan under this Contract may also be subject to the rules of the plan it is part of. You are responsible for determining whether your plan is subject to, and complies with, ERISA and the Department of Labor regulations governing plan loans.

DEATH BENEFIT BEFORE MATURITY DATE

A death benefit will be paid at the death of either the Annuitant or the Owner of the Contract. We will determine the amount of and pay the death benefit proceeds on an individual Contract upon receipt at our Home Office of satisfactory proof of the Owner's or the Annuitant's death before the Maturity Date, plus written direction (from each eligible recipient of death benefit proceeds) regarding how to pay the death benefit payment, and any other documents, forms and information we need. Once a death benefit has been paid, the contract is terminated. If you are also the Annuitant, the death benefit proceeds payable will be those payable on the death of the Annuitant. However, if the contract is issued with an Owner and an Annuitant who is not the same individual, the benefit will be paid at the first death. If the Owner predeceases the Annuitant, the Cash Surrender Value of the contract will be paid to the Beneficiary. If the Annuitant predeceases the Owner, the Guaranteed Minimum Death Benefit, as described below, will be paid to the Beneficiary.

        CALCULATION OF THE GUARANTEED MINIMUM DEATH BENEFIT. The contract provides a Base Guaranteed Minimum Death Benefit Option and also offers two enhanced Guaranteed Minimum Death Benefit options that can be selected at issue for an additional charge.

The two options are:

o   The Annual Ratchet Guaranteed Minimum Death Benefit Option; and

o   The Enhanced Combination Guaranteed Minimum Death Benefit Option.

The issue requirements and the Monthly Guaranteed Minimum Death Benefit Charge will vary for each Guaranteed Minimum Death Benefit Option as described below.

        Base Guaranteed Minimum Death Benefit Option
        --------------------------------------------

        Under this option we guarantee that the death benefit will be the greater of:

o premiums paid, proportionately adjusted for partial surrenders, less any loan balance; or

o the Contract Value less any loan balance on the date we receive proof of the Annuitant's death.

There is no additional charge for the Base Guaranteed Minimum Death Benefit Option. This option is available at issue and at any time after.

        Annual Ratchet Guaranteed Minimum Death Benefit Option
        ------------------------------------------------------

        Under this option we guarantee that the death benefit for ages 80 and below will be the greater of:

o the death benefit calculated under the Base Guaranteed Minimum Death Benefit Option; or

o the highest Contract Value as of a Contract Anniversary during any point the Contract has been in effect on or before the Annuitant's death. Any partial surrenders and/or loan balance will be deducted from such Contract Value.

We guarantee that the death benefit for ages above 80 equal the greater of:

o   the Contract Value at the time of death; or

o the death benefit calculated as described above for ages 80 and below plus any additional premiums paid.

If you elect the Annual Ratchet Guaranteed Minimum Death Benefit Option, the Monthly Guaranteed Minimum Death Benefit Charge will equal 0.01665% of Variable Account Value, which equals 0.20% of Variable Account Value on an annualized basis. This charge is deducted from the Variable Account Value every Monthly Anniversary Day. (See "Monthly Guaranteed Minimum Death Benefit Expense Charge," page 31) This option is only available at issue of the Contract and is only available to Annuitants with Issue Ages of 75 or below.

        Enhanced Combination Guaranteed Minimum Death Benefit Option
        ------------------------------------------------------------

        Under this option we guarantee that the death benefit for ages 80 and below will be the greater of:

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

o the death benefit calculated under the Base Guaranteed Minimum Death Benefit Option; or

o premiums paid, accumulated annually at 5% interest until the date of the Annuitant's death, proportionately adjusted for partial surrenders and deducting any loan balance. We place a maximum on the amount accumulated at 5% interest of two times the total premiums paid, less surrenders and any loan balance; or

o the highest Contract Value as of a Contract Anniversary during any point the Contract has been in effect on or before the Annuitant's death. Any loan balance will be deducted from and premiums paid since the last Contract Anniversary will be added to such Contract Value and the Contract Value will also be proportionately adjusted for partial surrenders.

We guarantee that the death benefit for ages above 80 equal the greater of:

o   the Contract Value at the time of death; or

o the value of the Guaranteed Minimum Death Benefit on the Contract Anniversary following the Annuitant's 80th birthday, calculated as described above, adjusted proportionately for partial surrenders, less any loan balance and plus any premiums paid since the Contract Anniversary following the Annuitant's 80th birthday.

If you elect the Enhanced Combination Guaranteed Minimum Death Benefit Option, the Monthly Guaranteed Minimum Death Benefit will equal 0.02912% of the Variable Account Value, which equals 0.35% of Variable Account on an annualized basis. This charge is deducted from the Variable Account Value every Monthly Anniversary Day. (See "Monthly Guaranteed Minimum Death Benefit Expense
Charge", page 31) This option is only available at issue of the Contract and is only available to Annuitants with Issue Ages of 70 or below.

        Adjustment to Guaranteed Minimum Death Benefit Calculation for Partial
        ----------------------------------------------------------------------
        Surrenders
        ----------

        We will reduce the Guaranteed Minimum Death Benefit calculation by an amount equal to the percentage of the partial surrender as compared to the Contract Value as of the date of the withdrawal.

        Changes in Guaranteed Minimum Death Benefit Options
        ---------------------------------------------------

        If you have elected the Annual Ratchet or Enhanced Combination Guaranteed Minimum Death Benefit Options, you may change the option at any time to the Base Guaranteed Minimum Death Benefit Option. The effective date of change will be the Monthly Anniversary Day on or following the date we receive Written Notice of the change.

        DEATH OF ANNUITANT. If the Annuitant dies before the Maturity Date while the Owner is alive, we will pay the death benefit under the Contract to the Beneficiary.

On the Contract Date, the death benefit is equal to the initial premium payment. Thereafter, any subsequent premium payment increases the Guaranteed Minimum Death Benefit by the amount of the payment. Any partial surrender will decrease the Guaranteed Minimum Death Benefit by the same percentage the surrender decreases the Contract Value.

We will pay the proceeds to the Beneficiary in a lump sum unless you or the Beneficiary elect a payment option. If the Annuitant is an Owner, we are required to distribute the proceeds in accordance with the rules described below in "Death of Owner" for the death of an Owner before the Maturity Date.

No death benefit is payable if the Annuitant dies on or after the Maturity Date.

        DEATH OF OWNER. If an Owner dies before the Maturity Date while the Annuitant is alive, federal tax law requires (for a Non-Qualified Contract) that we distribute the Cash Surrender Value (or if an Owner is the Annuitant, the proceeds payable upon the Annuitant's death) to the Beneficiary within five years after the date of the Owner's death. If an Owner dies on or after the Maturity Date, we must distribute any remaining payments at least as rapidly as under the payment option in effect on the date of such Owner's death.

These distribution requirements will be considered satisfied as to any portion payable to the benefit of the Beneficiary if:

o the proceeds are distributed over the life of that Beneficiary (or a period not exceeding the Beneficiary's life expectancy);

o   the distributions begin within one year of the Owner's death; and

o the Beneficiary is a natural person, not a legal entity such as a corporation or trust.

If the deceased Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner. In this situation, if the Beneficiary wants to leave the Contract in force and the death benefit due to the Beneficiary is greater than the Contract Value, we will increase the Contract Value to equal the death benefit. We will base this increase on the Contract Value on the date we are notified of the death of the Owner. If the Contract has joint Owners, the surviving joint Owner will be the Beneficiary, unless otherwise specified in the application. Joint Owners must be husband and wife as of the Contract Date.

If an Owner is not an individual, the Annuitant, as determined in accordance with Section 72(s) of the Internal Revenue Code, will be treated as an Owner for purposes of these distribution requirements. Any change in or death of the Annuitant will be treated as the death of an Owner.

Other rules may apply to a Qualified Contract.

PROCEEDS ON MATURITY DATE

The Maturity Date is the latest date when proceeds under the Contract are payable. The proceeds available on the Maturity Date vary depending upon how you elect to receive the proceeds:

o we will apply the Contract Value (less any loan balance and any applicable premium taxes) if you elect to receive the proceeds under a Life Payment Option; and

o we will apply the Cash Surrender Value (less any applicable premium taxes) if you elect to receive the proceeds as a lump sum payment or as a Non-Life Payment Option.

You select the Maturity Date, subject to the following restrictions. The latest Maturity Date is the later of:

o  the Contract anniversary following the Annuitant's 85th birthday; or

o  the tenth Contract anniversary.

For Qualified Contracts, distributions may be required to begin at age 70 1/2. Certain states limit the maximum Maturity Date.

You may change the Maturity Date subject to these limitations:

o we must receive your Written Notice at least 30 days before the current Maturity Date;

o you must request a Maturity Date that is at least 30 days after receipt of the Written Notice;

o the requested Maturity Date must be not later than any earlier Maturity Date required by law; and

o  you submit your contract if we require it.

On the Maturity Date, we will apply the proceeds under the Life Annuity with Ten Year Certain Payment Option, unless you have chosen to receive the proceeds under another payment option or in a lump sum. (See "PAYMENT OPTIONS," page 32.)

PAYMENTS

We will usually pay any partial surrender, full surrender, or death benefit within seven days of receipt of a Written Notice. We must also receive due proof of death to pay a death benefit. We may postpone payments if:

o the New York Stock Exchange is closed, other than customary weekend and holiday closings or trading on the exchange is restricted as determined by the SEC; or

o the SEC permits by an order the postponement for the protection of Contract Owners; or

o the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practical.

If you have made a recent premium or loan payment by check or draft, we may defer payment until such check or draft has been honored. We also reserve the right to defer payment of transfers, partial and full cash surrenders, loans or death benefit proceeds from the Fixed Account for up to six months.

If mandated under applicable law, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, surrenders, loans, annuity payments, or Death Proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your account to government regulators.

        PERSONAL GROWTH ACCOUNT. As described below, Kansas City Life will pay Death Benefit proceeds through Kansas City Life's Personal Growth Account. Kansas City Life places proceeds to be paid through the Personal Growth Account in their general account. The Personal Growth Account pays interest and provides check-writing privileges under which we reimburse the bank that pays the check out of the proceeds held in our general account. Kansas City Life will forward a checkbook to the Owner or Beneficiary within 7 calendar days of a scheduled payout. A Contract Owner or beneficiary (whichever applicable) has immediate and full access to proceeds by writing a check on the account. Kansas City Life pays interest on Death Benefit Proceeds from the date of death to the date the Personal Growth Account is closed. The Personal Growth Account is not a bank account and is not insured, nor guaranteed, by the FDIC or any other government agency.

We will pay Death Benefit proceeds through the Personal Growth Account when:

o   the proceeds are paid to an individual; and

o   the amount of proceeds is $5,000 or more.

Any other use of the Personal Growth Account requires our approval.

MODIFICATIONS

We may modify the Contract, subject to providing notice to you. We may only make modification if it is necessary to:

o make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject;

o assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts (except that your consent may be required by some states);

o   reflect a change in the operation of the Variable Account; or

o   provide additional Variable Account and/or fixed accumulation options.

We also have the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the owner of the assets of the Variable Account.

In the event of any such modification, we will issue an endorsement to the Contract (if required), which will reflect the changes.

REPORTS TO CONTRACT OWNER

We will mail you a report containing key information about the Contract at least annually. The report will include the Contract Value and Cash Surrender Value of your Contract and any further information required by any applicable law or regulation. We will show the information in the report as of a date no more than two months prior to the date of mailing. We will send you a report at any other time during the year that you request for a reasonable charge.

TELEPHONE, FACSIMILE AND ELECTRONIC MAIL AUTHORIZATIONS AND INTERNET AUTHORIZATIONS

You may request the following transactions by telephone, facsimile, electronic mail or via the Kansas City Life website, if you provided proper authorization to us:

o   transfer of Contract Value;

o   change in Premium allocation;

o   change in dollar cost averaging;

o   change in portfolio rebalancing; or

o   Contract loan.

In addition, you may make a partial surrender request by telephone if you provided proper authorization to us. We may suspend these privileges at any time if we decide that such suspension is in the best interests of Contract Owners.

We accept written requests transmitted by facsimile, but reserve the right to require you to send us the original written request.

Electronic mail requests that are received at customerservice@kclife.com before 3:00 p.m. CST on a Valuation Day will be processed on that Valuation Day. If we receive a request after the New York Stock Exchange closes, we will process the order using the Subaccount accumulation unit value determined at the close of the next regular business session of the New York Stock Exchange. If an incomplete request is received, we will notify you as soon as possible by return e-mail. Your request will be honored as of the Valuation Day when all required information is received.

Requests can also be made by accessing your account on the Internet at www.kclife.com. Requests and changes received before 3:00 p.m. CST on a Valuation Day will be processed on that Valuation Day. If we receive a request after the New York Stock Exchange closes, we will process the order using the Subaccount accumulation unit value determined at the close of the next regular business session of the New York Stock Exchange. Changes will be processed on the applicable Valuation Day. If any of the fields are left incomplete, the request will not be processed and you will receive an error message. Your request will be honored as of the Valuation Day when all required information is received. You will receive a confirmation in the mail of the changes made within 5 days of your request.

We will employ reasonable procedures to confirm that instructions communicated to us by telephone, facsimile, or email are genuine. If we follow those procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions.

The procedures we will follow for telephone privileges include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone. The procedures we will follow for facsimile and email communications include, verification of contract number, social security number and date of birth.

Telephone, facsimile, electronic mail systems and the website may not always be available. Any telephone, facsimile, electronic mail system or Internet connection, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.

THE FIXED ACCOUNT

You may allocate some or all of the premiums and transfer some or all of the Variable Account Value to the Fixed Account. You may also make transfers from the Fixed Account, but restrictions may apply. (See "Transfers from Fixed Account," page 28) The Fixed Account is part of our general account and pays interest at declared rates guaranteed for each calendar year. We guarantee that this rate will be at least 3%. We guarantee the amount of premiums paid plus guaranteed interest and less applicable deductions.

Our general account supports our insurance and annuity obligations. Since the Fixed Account is part of our general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations.

The Fixed Account is not registered under the Securities Act of 1933 and is not registered as an investment company under the Investment Company Act of 1940. The Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Certain general provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses may still apply.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

We guarantee to credit the Fixed Account Value with a minimum 3% effective annual interest rate. We intend to credit the Fixed Account Value with current rates in excess of 3% minimum, but are not obligated to do so. Current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. We will determine current rates at our discretion. You assume the risk that the interest we credit may not exceed the guaranteed rate. Since we anticipate changing the current interest rate from time to time, we will credit different allocations with different interest rates, based upon the date amounts are allocated to the Fixed Account. We may change the interest rate credited to allocations from premiums or new transfers at any time. We will not change the interest rate more than once a year on amounts in the Fixed Account.

For the purpose of crediting interest, we currently account for amounts deducted from the Fixed Account on a last-in, first-out ("LIFO") method. We may change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3%. We may also shorten the period for which the interest rate applies to less than a year (except for the year in which such amount is received or transferred).

CALCULATION OF FIXED ACCOUNT VALUE

Fixed Account Value is equal to:

o   amounts allocated or transferred to the Fixed Account; plus

o   interest credited; less

o   amounts deducted, transferred, or surrendered.

TRANSFERS FROM FIXED ACCOUNT

We allow one transfer each Contract Year from the Fixed Account. The amount transferred from the Fixed Account may not exceed 25% of the unloaned Fixed Account Value on the date of transfer (unless the balance after the transfer is less than $250, in which case we will transfer the entire amount).

DELAY OF PAYMENT

We have the right to defer payment of any surrender, partial surrender, or transfer from the Fixed Account for up to six months from the date we receive Written Notice for a partial surrender, full surrender, or transfer. If we do not make the payment within 30 days after we receive the documentation required to complete the transaction, we will add 3% interest to the amount paid from the date we receive documentation. Some states may require that we pay interest on periods of delay less than 30 days and some states may require us to pay an interest rate higher than 3% when we delay payment proceeds.

CHARGES AND DEDUCTIONS

SURRENDER CHARGE

        GENERAL. We do not deduct a charge for sales expense from premiums at the time you pay them. However, we may deduct a surrender charge when a Premium is withdrawn upon a surrender or partial surrender or if you elect a Non-Life Payment Option during the first eight years following the payment of that Premium. The purpose of the surrender charge is to reimburse us for some of the expenses we incur in distributing the Contracts. If the surrender charges are not enough to cover sales expenses, we will bear the loss. If the amount of such charges proves more than enough, we will keep the excess. We do not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. We will make up any shortfall from our general assets, which may include amounts we derive from the mortality and expense risk charge.

        CHARGE FOR PARTIAL SURRENDER OR SURRENDER. If you take a partial or full surrender of the Contract or elect a Non- Life Payment Option, the applicable surrender charge applicable to each Premium withdrawn or annuitized will be as follows:

                                           During Premium Year*
Year                1       2       3       4        5       6      7     8      9 and after

Percentage          8%      8%      7%      6%       5%      4%     3%    2%     0%

*Premium year refers to the 12-month period following the date we credit a particular premium to your Contract. After eight years following the date we credit a particular premium, there will be no surrender charge applicable to that premium payment.

The total surrender charge applicable will be the sum of the surrender charges applicable to each premium. To determine the surrender charge we first assume that your surrender or Non-Life Payment Option election is from amounts (other than earnings) that can be withdrawn without a surrender charge, then from other amounts (other than earnings) and then from earnings, each on a "first-in-first-out" (oldest money first) basis. Once we have calculated the total surrender charge amount we actually withdraw it from the Fixed Account and Subaccount in the same proportion that the withdrawal is being made. In calculating the surrender charge, we do not include earnings, although the actual withdrawal to pay the surrender charge may come from earnings.

If you surrender the Contract, we will deduct the surrender charge from the Contract Value in determining the Cash Surrender Value. For a partial surrender, we will deduct the surrender charge from the amount surrendered or from the Contract Value remaining after the amount requested is surrendered, according to your instructions.

        AMOUNTS NOT SUBJECT TO SURRENDER CHARGE. Your first partial surrender during a Contract Year will not be subject to a surrender charge to the extent that the amount you surrender under the plan is not in excess of 10% of the Contract Value. We limit this 10% free partial surrender to the first partial surrender per Contract Year, even if the amount you surrender is less than 10% of the Contract Value. We will assess the applicable surrender charge on any amounts surrendered in excess of 10% and any additional surrenders which occur after the first partial surrender in a Contract Year. The 10% free partial surrender is not cumulative from year to year.

If you make a full surrender of the Contract the surrender charge does not apply to 10% of the Contract Value provided you have not already received credit for the 10% free partial surrender during that Contract Year. If you have not already received the free 10% partial surrender in that Contract Year, then only 90% of the premium is subject to a surrender charge upon a full surrender.

If you have elected to participate in the Systematic Partial Surrender Plan (See "Systematic Partial Surrender Plan," page 22), your 10% free partial withdrawal may apply to payments under this plan as long as you have not already received your free partial withdrawal for that Contract Year. You are limited to one election of the Systematic Partial Surrender Plan per Contract Year without being subject to the surrender charge. (This limitation applies even if the amount surrendered during that Contract Year is less than 10% of the Contract Value.) In the Contract Year in which you elect to participate in the plan, we will calculate the 10% limitation based on the Contract Value at the time of election. In each subsequent Contract Year in which you continue to participate in the Plan, we will calculate the 10% limitation based on the Contract Value as of the beginning of that year. We will notify you if the total amount to be surrendered in a subsequent Contract Year will exceed 10% of the Contract Value as of the beginning of such Contract Year. Unless you instruct us to reduce the surrender amount for that year so that it does not exceed the 10% limit, we will continue to process surrenders for the designated amount. Once the amount of the surrender exceeds the 10% limit, we will deduct the applicable surrender charge from the remaining Contract Value. Eight years after the final premium payment, when the surrender charge reaches zero, we will no longer apply a surrender charge, unless additional premium payments are received.

If you elect a Life Payment Option, we will not apply a surrender charge.

        NURSING HOME WAIVER. If you meet the requirements described below for the Nursing Home Waiver, we will pay out the full Contract Value without applying any surrender charges. In order to be eligible for this waiver:

o we must receive satisfactory proof that you are admitted to a licensed nursing home;

o the Contract Value must be paid out in equal amounts over at least a three-year period; and

o you must be confined for at least 90 days before we will waive the surrender charges.

This waiver may not be available in all states.

TRANSFER PROCESSING FEE

The first six transfers during each Contract Year are free. We will assess a transfer processing fee of $25 for each additional transfer during such Contract Year. For the purpose of assessing the fee, we will consider each written or telephone request for a transfer to be one transfer, regardless of the number of accounts affected by the transfer. We will deduct the transfer processing fee from the amount being transferred or from the remaining Contract Value, according to your instructions.

ADMINISTRATIVE CHARGES

        ANNUAL ADMINISTRATION FEE. At the beginning of each Contract Year we will deduct an annual administration fee of $30 (or less if required by applicable state law) from the Contract Value. The purpose of this fee is to reimburse us for administrative expenses relating to the Contract. We will waive this fee for Contracts with Contract Values of $50,000 or more at the beginning of the applicable Contract Year. We will deduct the charge from each Subaccount and the Fixed Account based on the proportion that the value in each account bears to the total Contract Value. This fee does not apply after the Maturity Date.

        ASSET-BASED ADMINISTRATION CHARGE. We will deduct a daily asset-based administration charge from the assets of the Variable Account equal to an annual rate of 0.15%. The purpose of this charge is to reimburse us for costs associated with administration of the Contract amounts allocated to the Variable Account. This charge does not apply after the Maturity Date.

MORTALITY AND EXPENSE RISK CHARGE

We will deduct a daily mortality and expense risk charge from the assets of the Variable Account. This charge will be equal to an annual rate of 1.25%. This translates to a daily rate of 0.0034247%. The purpose of this charge is to compensate us for assuming mortality and expense risks. This charge does not apply after the Maturity Date.

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when we established the guarantees in the Contract. Because of these guarantees, we provide each payee with the assurance that longevity will not have an adverse effect on the annuity payments received. The mortality risk we assume also includes a guarantee to pay a death benefit if the Annuitant dies before the Maturity Date. The expense risk we assume is the risk that the annual administration fee, asset-based administration charge, and transfer processing fee may be insufficient to cover actual future expenses.

If the mortality and expense risk charge is not enough to cover the actual cost of the mortality and expense risks we undertake, we will bear the loss. If the amount of such charges proves more than enough, we will keep the excess and this amount will be available for any proper corporate purpose including financing of distribution expenses.

MONTHLY GUARANTEED MINIMUM DEATH BENEFIT EXPENSE CHARGE

If a Guaranteed Minimum Death Benefit option other than the base provision is selected, there is an additional charge. The amount of this charge varies depending on the Guaranteed Minimum Death Benefit option you have elected, as follows:

o   Base Guaranteed Minimum Death Benefit Option: no additional charge.

o Annual Ratchet Guaranteed Minimum Death Benefit Option: A Monthly charge of 0.01665% of the Variable Account Value is deducted from the Variable Account Value on the Monthly Anniversary Date. This charge equals .20% of the Variable Account Value on an annualized basis.

o Enhanced Combination Guaranteed Minimum Death Benefit Option: A monthly charge of 0.02912% of Variable Account Value is deducted from the Variable Account Value on the Monthly Anniversary Date. This charge equals 0.35% of Variable Account Value on an annualized basis.

It is possible that the Internal Revenue Service may take a position that death benefit option charges are deemed to be taxable distributions to you. Although we do not believe that a death benefit option charge under the Contract should be treated as a taxable withdrawal, you should consult your tax advisor prior to selecting such a death benefit option under the Contract.

PREMIUM TAXES

Various states and other governmental entities levy a premium tax, currently ranging up to 3.5%, on annuity contracts issued by insurance companies. Premium tax rates may change from time to time by legislative and other governmental action. In addition, other governmental units within a state may levy such taxes.

If premium taxes are applicable, we will deduct them upon surrender or when we apply the Contract proceeds to a payment option or a lump sum payment.

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce the surrender charges and/or administration charges for Contracts issued to a class of associated individuals or to a trustee, employer or similar entity. We may reduce these charges if we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses. We will make any reductions in accordance with our rules in effect at the time of the application. The factors we will consider in determining the eligibility of a particular group and the level of the reduction are as follows:

o   nature of the association and its organizational framework;

o   method by which sales will be made to the members of the class;

o facility with which premiums will be collected from the associated individuals;

o   association's capabilities with respect to administrative tasks;

o   anticipated persistency of the Contract;

o   size of the class of associated individuals;

o   number of years the association has been in existence; and

o any other such circumstances which justify a reduction in sales or administrative expenses.

Any reduction will be reasonable, will apply uniformly to all prospective Contract purchases in the class and will not be unfairly discriminatory to the interests of any Contract holder.

OTHER TAXES

We do not currently assess a charge against the Variable Account for federal income taxes. We may make such a charge in the future if income or gains within the Variable Account result in any federal income tax liability to us. We may also deduct charges for other taxes attributable to the Variable Account.

INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE FUNDS

The funds deduct investment advisory fees and other expenses. The value of the net assets of each Subaccount already reflects the investment advisory fees and other expenses incurred by the corresponding Fund in which the Subaccount invests. This means that these charges are deducted before we calculate Subaccount Values. These charges are not directly deducted from your Contract Value. See the prospectuses for the Funds for more information about the investment advisory fees and other expenses.

PAYMENT OPTIONS

The Contract offers a variety of ways, in addition to a lump sum, for you to receive proceeds payable under the Contract. Payment options are available for use with various types of proceeds, such as surrender, death or maturity. We summarize these payment options below. All of these options are forms of fixed-benefit annuities which do not vary with the investment performance of a separate account.

The Contract ends on the Maturity Date and we will pay the proceeds to the payee under the payment option selected. The amount we apply to the payment option will vary depending upon which payment option you select. If you elect a Life Payment Option (Options 4 and 5 described below), we will apply the full Contract Value to that option. If you elect a Non- Life Payment Option (Options 1, 2, and 3 described below) or you have elected to receive a lump sum payment, we will apply the Cash Surrender Value. If you have not filed an election of a payment option with us on the Maturity Date, we will pay the Contract proceeds as a life annuity with payments guaranteed for ten years.

You may also apply Contract proceeds under a payment option prior to the Maturity Date. If you elect a Life Payment Option, we will apply the full Contract Value. If you elect a Non-Life Payment Option or a lump sum payment, we will apply the Cash Surrender Value.

The Beneficiary may also apply a death benefit (upon the Annuitant's death) under a payment option.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

We will deduct any premium tax applicable from proceeds at the time payments start. In order for us to pay proceeds under a payment option or a lump sum, the Contract must be surrendered.

We describe the payment options available below. The term "payee" means a person who is entitled to receive payment under that option.

If we have options or rates available on a more favorable basis than those guaranteed at the time a payment option is elected, the more favorable benefits will apply.

ELECTION OF OPTIONS

You may elect, revoke or change an option at any time before the Maturity Date while the Annuitant is living. If the payee is not the Owner, we must provide our consent for the election of a payment option. If an election is not in effect at the Annuitant's death or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the Annuitant's death.

An election of a payment option and any revocation or change must be made by Written Notice. Proceeds of at least $2,000 are required for all payment options. You may not elect an option if any periodic payment under the election would be less than $50. We may make payments less frequently so that each payment is at least $50. Subject to this condition, we will make payments annually or monthly at the end of such period.

DESCRIPTION OF OPTIONS

        OPTION 1: INTEREST PAYMENTS. We will make guaranteed interest payments to the payee annually or monthly as elected. We will pay interest on the proceeds at the guaranteed rate of 3.0% per year. We may pay additional interest annually. The proceeds and any unpaid interest may be withdrawn in full at any time.

        OPTION 2: INSTALLMENTS OF A SPECIFIED AMOUNT. We will make annual or monthly payments until the proceeds plus interest are fully paid. We will pay interest on the proceeds at the guaranteed rate of 3.0% per year. We may pay additional interest. The present value of any unpaid installments may be withdrawn at any time.

        OPTION 3: INSTALLMENTS FOR A SPECIFIED PERIOD. We will pay the proceeds in equal annual or monthly payments for a specified number of years. We will pay interest on the proceeds at the guaranteed rate of 3.0% per year. We may also pay additional interest. The present value of any unpaid installments may be withdrawn at any time.

        OPTION 4: LIFE INCOME. We will pay an income during the payee's lifetime. A minimum guaranteed payment period may be chosen. Another form of minimum guaranteed payment period is the installment refund option under which we will make payments until the total income payments received equal the proceeds applied.

        OPTION 5: JOINT AND SURVIVOR INCOME. We will pay an income during the lifetime of two persons and will continue to pay an income as long as either person is living. A minimum guaranteed payment period of ten years may be chosen.

        CHOICE OF OPTIONS: You may choose an option by Written Notice during the Annuitant's lifetime. If an option for payment of proceeds is not in effect at the Annuitant's death, the beneficiary may make a choice.

YIELDS AND TOTAL RETURNS

YIELDS

From time to time, we may advertise or include in sales literature yields, effective yields and total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Subaccount may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Portfolio of the Funds. The Funds' performance reflects the Funds' expenses. (See the prospectuses for the Funds.)

The yield of the Federated Prime Money Fund II Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Subaccount (except the Federated Prime Money Fund II Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

TOTAL RETURNS

        STANDARD SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN. The average annual total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time, each beginning with a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $10,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which standard subaccount average annual total return quotations are provided. Standard subaccount average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

        ADJUSTED HISTORIC PORTFOLIO AVERAGE ANNUAL TOTAL RETURNS. In addition to the standard version described above, other total return performance information computed on two different bases may be used in advertisements. For periods prior to the date the Variable Account commenced operations, performance information for Contracts funded by the Subaccounts will be calculated based on the performance of the Funds' Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds' Portfolios, with the level of Contract charges that were in effect at the inception of the Subaccounts for the Contracts. Adjusted Historic Portfolio Average Annual Total Return information may be presented, computed on the same basis as described above, except deductions will not include the surrender charge. In addition, we may from time to time disclose standard subaccount average annual total return in non-standard formats and cumulative total return for Contracts funded by Subaccounts.

We will only disclose other total returns if we also disclose the standard average annual total returns for the required periods. For additional information regarding the calculation of performance data, please refer to the Statement of Additional Information.

FEDERAL TAX STATUS

INTRODUCTION

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money-generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAXATION OF NON-QUALIFIED CONTRACTS

        NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any annual increases of the Contract Value. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

        WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

        PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

o   made on or after the taxpayer reaches age 59 1/2;

o   made on or after the death of an Owner;

o   attributable to the taxpayer's becoming disabled; or

o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.
A similar penalty tax, and additional exceptions, may apply to Qualified Contracts.

        ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

        DEATH BENEFIT OPTIONS. It is possible that the Internal Revenue Service may take a position that death benefit option charges are deemed to be taxable distributions to you. Although we do not believe that a death benefit option charge under the Contract should be treated as a taxable withdrawal, you should consult your tax advisor prior to selecting such a death benefit option under the Contract.

        TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

        TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange should consult a tax adviser as to the tax consequences.

        WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

        MULTIPLE CONTRACTS. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

        FURTHER INFORMATION. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible premiums paid by or on behalf of any individual.
In many cases, the "investment in the contract" under a Qualified Contract can be zero.

Individual Retirement Accounts (IRAs), as defined in Sections 219 and 408 of the Code, permit individuals to make annual contributions of up to the lesser of $3,000 (or $3,500 if you are over age 50) or the amount of compensation includible in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A
10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $8,000 (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning in the year in which the conversion was made.

The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan; the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. A 10% penalty tax generally applies to distributions made before age 59(1/2), unless certain exceptions apply. The contract includes a death benefit that in some cases may exceed the greater of the premium payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should contact their tax advisor.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those
contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The contract includes a death benefit that in some cases may exceed the greater of the premium payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should contact their tax advisor.

        OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

Taxable "eligible rollover distributions" from section 401(a) plans and Section 403(b) annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after tax contributions, distributions in a specified annuity form, or hardships distributions. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, government 457 plan or IRA.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contact and do not intend the above discussion as tax advice.

SALE OF THE CONTRACTS

We have entered into an Underwriting Agreement with our affiliate, Sunset Financial Services, Inc. ("Sunset Financial"), for the distribution and sale of the Contracts. Sunset Financial sells the Contracts through its sales representatives. Sunset Financial also may enter into selling agreements with other broker-dealers that in turn may sell the Contracts through their sales representatives.

The Franklin Templeton Variable Insurance Products Trust, the Seligman Portfolios, Inc., and the American Century Variable Portfolios (in connection with the American Century VP Inflation Protection Fund (Class II)), each have adopted a Distribution Plan in connection with its 12b-1 shares, and each, under its respective agreement with Sunset Financial, currently pays Sunset Financial fees in consideration of distribution services provided and expenses incurred in the performance of Sunset Financial's obligations under such agreements. All or some of these payments may be passed on to selling broker-dealers that have entered into a selling agreement with Sunset Financial. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees to those who sell and distribute fund shares out of fund assets. Under the Distribution Plans, fees ranging up to 0.25% of Variable Account assets invested in the Funds are paid to Sunset Financial for its distribution-related services and expenses under such agreements.

We pay commissions to Sunset Financial for the sale of the Contracts by its sales representatives as well as selling firms. Sunset Financial will receive commissions of up to 5.75% of premiums paid. In addition, we may pay an asset-based commission of an amount up to 0.90%. Additional amounts may be paid in certain circumstances. Sunset Financial may pay additional compensation from its own resources to broker-dealers based on the level of Contract sales or premium payments. Sunset Financial does not retain any override as principal underwriter for the Contracts. However, under the Underwriting Agreement with Sunset Financial, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Sunset Financial's operating and other expenses.

Sunset Financial sales representatives and their managers are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that Kansas City Life offers. These programs include conferences, seminars, meals, entertainment, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the Contracts may help sales representatives and their managers qualify for such benefits. Because they are also appointed insurance agents of Kansas City Life, Sunset Financial sales representatives may receive other payments from Kansas City Life for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

Other selling broker-dealers may share commissions and additional amounts received for sales of the Contracts with their sales representatives in accordance with their programs for compensating sales representatives. These programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Policy.

Commissions and other incentives or payment described above are not charged directly to Policy owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy.

LEGAL PROCEEDINGS

Kansas City Life and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Kansas City Life believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account, on Sunset Financial's ability to perform under its principal underwriting agreement, or on Kansas City Life's ability to meet its obligations under the Contract.

COMPANY HOLIDAYS

We are closed on the days that the New York Stock Exchange is closed. Currently the New York Stock Exchange is closed on the following holidays: New Year's Day, President's Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day. The New York Stock Exchange recognizes holidays that fall on a Saturday on the previous Friday. We will recognize holidays that fall on a Sunday on the following Monday.

FINANCIAL STATEMENTS

The following financial statements for Kansas City Life are included in the Statement of Additional Information:

o   consolidated balance sheet as of December 31, 2003 and 2002; and

o related consolidated statements of income, stockholders' equity and cash flows for each of the years in the three-year period ended December 31, 2003.

The following financial statements for the Variable Account are included in the Statement of Additional Information:

o   statement of net assets as of December 31, 2003; and

o related statement of operations for the year ended December 31, 2003 and statements of changes in net assets for each of the years in a two-year period and financial highlights for each of the years in the three-year period ended December 31, 2003.

Kansas City Life's financial statements should be distinguished from financial statements of the Variable Account. You should consider Kansas City Life's financial statements only as an indication of Kansas City Life's ability to meet its obligations under the Contracts. You should not consider them as having an effect on the investment performance of the assets held in the Variable Account.

CONDENSED FINANCIAL INFORMATION

The unit values and the number of accumulation units for each Subaccount for the periods shown are as follows:

                          NO. OF                     NO. OF                     NO. OF                     NO. OF
                         UNITS AS     UNIT VALUE    UNITS AS     UNIT VALUE    UNITS AS     UNIT VALUE    UNITS AS
                            OF          AS OF         OF           AS OF          OF          AS OF          OF     UNIT VALUE AS OF
                         12-31-04  12-31-04 1-1-04  12-31-03  12-31-03 1-1-03  12-31-02  12-31-02 1-1-02  12-31-01  12-31-01  5-1-01
           AIM
  V.I. Dent Demographic
        Trends Fund
   V.I. Technology Fund
 V.I. Premier Equity Fund

     AMERICAN CENTURY
 VP Capital Appreciation
    VP Income & Growth
 VP Inflation Protection
     Fund (Class II)
    VP International
        VP Ultra
        VP Value

        CALAMOS
   Growth and Income

        DREYFUS
     Appreciation
  Developing Leaders
 Stock Index Fund, Inc.
  Socially Responsible
   Growth Fund, Inc.

       FEDERATED
American Leaders Fund II
High Income Bond Fund II
     Prime Money Fund II

   Franklin Templeton

                          NO. OF                     NO. OF                     NO. OF                     NO. OF
                         UNITS AS     UNIT VALUE    UNITS AS     UNIT VALUE    UNITS AS     UNIT VALUE    UNITS AS
                            OF          AS OF         OF           AS OF          OF          AS OF          OF     UNIT VALUE AS OF
                         12-31-04  12-31-04 1-1-04  12-31-03  12-31-03 1-1-03  12-31-02  12-31-02 1-1-02  12-31-01  12-31-01  5-1-01
 Franklin Small-Mid Cap
 Growth Securities Fund
       (Class 2)

Franklin Real Estate Fund
       (Class 2)

  Templeton Developing
 Markets Securities Fund
       (Class 2)

    Templeton Foreign
 Securities Fund (Class 2)

      J.P. MORGAN

 Mid Cap Value Portfolio

 Small Company Portfolio

   U.S. Large Cap Core
    Equity Portfolio

           MFS

       Bond Series

  Emerging Growth Series

      Research Series

    Total Return Series

  Strategic Income Series

      Utilities Series

         SELIGMAN

 Capital Portfolio (Class 2)

     Communications and
    Information Portfolio
         (Class 2)

      Smaller-Cap Value
         (Class 2)

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS                                                1
      The Contract                                                            1
      Incontestability                                                        1
      Misstatement of Age of Sex                                              1
      Non-Participation                                                       1
      Tax Status of the Contracts                                             1
CONTROL OF THE CONTRACT                                                       2
      Ownership                                                               2
      Change of Ownership                                                     2
      Assignment                                                              2
      Beneficiary                                                             2
      Simultaneous Death of Beneficiary and Annuitant                         2
      Sale of the Contracts                                                   2
CALCULATION OF YIELDS AND TOTAL RETURNS                                       3
      Federated Prime Money Fund II Subaccount Yields                         3
      Other Subaccount Yields                                                 4
      Standard Subaccount Average Annual Total Returns                        4
      Other total Returns                                                     5
      Effect of the Annual Administration Fee on Performance Data             5
SAFEKEEPING OF ACCOUNT ASSETS                                                 5
STATE REGULATION                                                              5
RECORDS AND REPORTS                                                           6
LEGAL MATTERS                                                                 6
EXPERTS                                                                       6
OTHER INFORMATION                                                             6
FINANCIAL STATEMENTS                                                          6

--------------------------------------------------------------------------------

To order a copy of the Statement of Additional Information you must complete and mail the form below, or you may call (800) 616-3670 to order a copy.

To: Kansas City Life Insurance Company

    Variable Administration Department

    P.O. Box 219364

    Kansas City, Missouri 64121-9364

Please mail a copy of Statement of Additional Information for the Kansas City Life Variable Annuity Separate Account to:

Name:___________________________________________________________________________

Address:________________________________________________________________________

________________________________________________________________________________

                     City                 State      Zip

Signature of Requestor:________________________________Date:____________________

                                     PART B

                             STATEMENT OF ADDITIONAL
                                   INFORMATION

                       KANSAS CITY LIFE INSURANCE COMPANY

                                  3520 BROADWAY

                                 P.O. BOX 219364

                        KANSAS CITY, MISSOURI 64121-9364

                                 (800) 616-3670

                       STATEMENT OF ADDITIONAL INFORMATION

               KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

This Statement of Additional Information contains information in addition to the information described in the Prospectus for an individual flexible premium deferred variable annuity contract (the "Contract") we offer. This Statement of Additional Information is not a Prospectus and you should read it only in conjunction with the Prospectus for the Contract and the prospectuses for the Funds. The Prospectus is dated the same as this Statement of Additional Information. Terms defined in the Prospectus have the same meaning in this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling Kansas City Life at the address or phone number shown above.

       THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS *** *, ****

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                      PAGE

ADDITIONAL CONTRACT PROVISIONS ............................................. 1
         THE CONTRACT ...................................................... 1
         INCONTESTABILITY................................................... 1
         MISSTATEMENT OF AGE OR SEX ........................................ 1
         NON-PARTICIPATION.................................................. 1
         TAX STATUS OF THE CONTRACTS........................................ 1

CONTROL OF THE CONTRACT..................................................... 2
         OWNERSHIP.......................................................... 2
         CHANGE OF OWNERSHIP ............................................... 2
         ASSIGNMENT ........................................................ 2
         BENEFICIARY........................................................ 2
         SIMULTANEOUS DEATH OF BENEFICIARY AND ANNUITANT ................... 2
         SALE OF THE CONTRACTS.............................................. 2

CALCULATION OF YIELDS AND TOTAL RETURNS .................................... 3
         FEDERATED PRIME MONEY FUND II SUBACCOUNT YIELDS.................... 3
         OTHER SUBACCOUNT YIELDS ........................................... 4
         STANDARD SUBACCOUNT AVERAGE ANNUAL TOTAL RETURNS .................. 5
         OTHER TOTAL RETURNS .................................... .......... 5
         EFFECT OF THE ANNUAL ADMINISTRATION FEE ON PERFORMANCE DATA ....... 5

SAFEKEEPING OF ACCOUNT ASSETS............................................... 5
STATE REGULATION ........................................................... 6
RECORDS AND REPORTS......................................................... 6
LEGAL MATTERS .................................................... ......... 6
EXPERTS..................................................................... 6
OTHER INFORMATION........................................................... 6
FINANCIAL STATEMENTS ....................................................... 6

ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

The entire Contract is made up of the contract and the application. The statements made in the application are deemed representations and not warranties. We cannot use any statement to deny a claim or to void the Contract unless it is in the application and we attach a copy of the application to the Contract at issue.

INCONTESTABILITY

We will not contest the Contract after it has been in force during the Annuitant's lifetime for two years from the Contract Date of the Contract.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the Annuitant has been misstated, the amount that we will pay is the amount that the proceeds would have purchased at the correct age and sex.

If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% (compounded annually) will be a debt against the Contract. If you do not repay this amount, we will reduce future payments accordingly.

If an underpayment is made because of an error in age or sex, we will calculate any annuity payments at the correct age and sex and we will adjust future payments. We will pay the underpayment with interest at 3% (compounded annually) in a single sum.

NON-PARTICIPATION

The Contract is not eligible for any dividends and will not participate in our surplus earnings.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

        DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code ("Code") requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that the Variable Account, through each Portfolio of the Funds, will satisfy these diversification requirements.

        OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of an Owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings.
While we believe that the Contract does not give an Owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent an Owner from being treated as the owner of the separate account assets supporting the Contract.

        REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, section 72(s) requires that: (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

CONTROL OF THE CONTRACT

OWNERSHIP

The Annuitant is the owner unless otherwise provided in the application. As owner, you may exercise every right provided by your contract. These rights and privileges end at the Annuitant's death.

The consent of the beneficiary is required to exercise these rights if you have not reserved the right to change the beneficiary.

CHANGE OF OWNERSHIP

You may change the ownership of this contract by giving written notice to us. The change will be effective on the date your written notice was signed but will have no effect on any payment made or other action taken by us before we receive it. We may require that the contract be submitted for endorsement to show the change.

Certain federal income tax consequences may apply to a change of ownership on non-qualified contracts. You should consult with your tax advisor before requesting any changes of ownership on a non-qualified contract.

ASSIGNMENT

An assignment is a transfer of some or all of your rights under this contract. No assignment will be binding on us unless made in writing and filed at our Home Office. We assume no responsibility for the validity or effect of any assignment.

Certain federal income tax consequences may apply to an assignment. You should consult with your tax advisor before requesting an assignment.

BENEFICIARY

The beneficiary is shown on the application or in the last beneficiary designation filed with us. Death proceeds will be paid to the beneficiary except as provided in this Section.

If any beneficiary dies before the Annuitant, that beneficiary's interest will pass to any other beneficiaries according to their respective interest.

If all beneficiaries die before the Annuitant, we will pay death proceeds to you, if living, otherwise to your estate or legal successors.

Unless you have waived the right to do so, you may change the beneficiary by filing a written notice in a form satisfactory to us. In order to be effective, the written notice for change of beneficiary must be signed while your contract is in force and the Annuitant is living. The change will be effective on the date your written notice was signed but will have no effect on any payment made or other action taken by us before we receive it.

The interest of any beneficiary will be subject to:

(1) any assignment of this contract which is binding on us; and

(2) any optional settlement agreement in effect at the Annuitant's death.

SIMULTANEOUS DEATH OF BENEFICIARY AND ANNUITANT

We will pay death proceeds as though the beneficiary died before the Annuitant if:

(1) the beneficiary dies at the same time as or within 15 days of the Annuitant's death; and

(2) we have not paid the proceeds to the beneficiary within this 15-day period.

SALE OF THE CONTRACTS

We offer the Contracts to the public on a continuous basis through Sunset Financial Services, Inc. ("Sunset Financial"). We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Sunset Financial is responsible for distributing the Contracts pursuant to an Underwriting Agreement with us. Sunset Financial serves as principal underwriter for the Contracts. Sunset Financial, incorporated in the state of Washington on April 23, 1964, is a wholly owned subsidiary of Kansas City Life Insurance Company, and has its principal business address at P.O. Box 219365, Kansas City, Missouri 64121-9365. Sunset Financial is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the

"1934 Act"), and is a member of NASD, Inc. (the "NASD"). Sunset Financial is a member of the Securities Investor Protection Corporation.

Sunset Financial offers the Contracts through its sales representatives. Sunset Financial may also enter into selling agreements with other broker-dealers for sales of the Contracts through their sales representatives. Sales representatives must be licensed as insurance agents and appointed by us.

We pay commissions to Sunset Financial for sales of the Contracts, which Sunset Financial shares with its sales representatives and also with broker-dealers who have entered into selling agreements.

Sunset Financial received sales compensation with respect to the Contracts in the following amounts during the periods indicated:

=================================================================================================
 Fiscal Year    Aggregate Amount of             Aggregate Amount of Commissions Retained by
                Commissions Paid to Sunset      Sunset Financial After Payments to its Registered
                Financial*                      Persons and Other Broker-Dealers
-------------------------------------------------------------------------------------------------
    2002
    2003
    2004
=================================================================================================

  * Includes sales compensation paid to registered persons of Sunset Financial.

Sunset Financial passes through commissions it receives and does not retain any override as principal underwriter for the Contracts.

CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, we may disclose yields, total returns, and other performance data pertaining to the Contracts for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission ("SEC").

Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.5% of premium based on the state in which the Contract is sold.

FEDERATED PRIME MONEY FUND II SUBACCOUNT YIELDS

From time to time, advertisements and sales literature may quote the current annualized yield of the Federated Prime Money Fund II Subaccount for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Federated Prime Money Fund II or on its portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one unit of the Federated Prime Money Fund II Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

The net change in account value reflects:

(1) net income from the Federated Prime Money Fund II attributable to the hypothetical account; and

(2) charges and deductions imposed under the Contract which are attributable to the hypothetical account.

(3) The charges and deductions include the per unit charges for the hypothetical account for:

(4)  the annual administration fee,

(5)  the asset-based administration charge, and

(6)  the mortality and expense risk charge.

For purposes of calculating current yields for a Contract, an average per unit administrative fee is used based on the $30 annual administration fee deducted at the beginning of each Contract Year and an assumed account size equal to the subaccount's average account size.

Because of the charges and deductions imposed under the Contract, the yield for the Federated Prime Money Fund II Subaccount will be lower than the yield for the Federated Prime Money Fund II.

The current and effective yields on amounts held in the Federated Prime Money Fund II Subaccount normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Federated Prime Money Fund II Subaccount's actual yield is affected by:

o   changes in interest rates on money market securities;

o   average portfolio maturity of the Federated Prime Money Fund II;

o the types and quality of portfolio securities held by the Federated Prime Money Fund II; and

o   the Federated Prime Money Fund II's operating expenses.

Yields on amounts held in the Federated Prime Money Fund II Subaccount may also be presented for periods other than a seven-day period.

OTHER SUBACCOUNT YIELDS

From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Federated Prime Money Fund II Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount during a 30-day or one-month period that is assumed to be generated each period over a 12-month period.

The yield is computed by:

(1) dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount expenses for the period; by

(2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by

(3) compounding that yield for a six-month period; and by

(4) multiplying that result by two. Expenses attributable to the Subaccount include the annual administration fee, asset-based administration charge, and mortality and expense risk charge.

The yield calculation assumes an annual administration fee of $30 per year per Contract deducted at the beginning of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average annual administration fee per dollar of Contract value in the Account is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount will be lower than the yield for the corresponding Funds' Portfolio.

The yield on the amounts held in the Subaccounts normally will fluctuate over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Portfolio and its operating expenses. Yield calculations do not take into account the surrender charge under the Contract. The surrender charge is calculated as a percentage of your premium payment being surrendered or withdrawn during the applicable Premium Year. The amount of the surrender charge decreases over time, measured from the date the premium payment is applied. The initial surrender charge is 8%, decreasing to 0 after the eight Premium Years. Subject to certain restrictions, a surrender charge will not be imposed upon surrender or on the first partial surrender in any Contract year on an amount up to 10% of the Contract Value as of the beginning of the Contract Year.

STANDARD SUBACCOUNT AVERAGE ANNUAL TOTAL RETURNS

From time to time, sales literature or advertisements may also quote standard subaccount average annual total returns for the Subaccounts for various periods of time.

When a Subaccount has been in operation for one, five and 10 years, respectively, the standard subaccount average annual total return for these periods will be provided. Standard subaccount average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard subaccount average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $10,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication that will be stated in the communication.

We will calculate standard subaccount average annual total returns using Subaccount unit values which we calculate on each valuation day based on:

o  the performance of the Subaccount's underlying Portfolio;

o  the deductions for the annual administration fee;

o  asset-based administration charge; and

o  mortality and expense risk charge.

The calculation assumes that the annual administration fee is $30 per year per Contract deducted at the beginning of each Contract year. For purposes of calculating average annual total return, an average per dollar annual administration fee attributable to the hypothetical account for the period is used based on an account size equal to the subaccount's average account size. The calculation assumes the selection of the Base Guaranteed Minimum Death Benefit Option. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Standard subaccount average annual total returns will therefore reflect a deduction of the surrender charge for any period less than eight years. The calculation does not reflect either of the guaranteed bonuses.

OTHER TOTAL RETURNS

        ADJUSTED HISTORIC PORTFOLIO AVERAGE ANNUAL TOTAL RETURN. From time to time, sales literature or advertisements may also quote total returns for periods prior to the date the Variable Account began operations. Such performance information will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

From time to time, sales literature or advertisements may also quote Adjusted Historic Portfolio Average Annual Total Returns that do not reflect the surrender charge. These are calculated in exactly the same way as the Adjusted Historic Portfolio Average Annual Total Returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered.

We may disclose cumulative total returns in conjunction with the standard formats described above.

EFFECT OF THE ANNUAL ADMINISTRATION FEE ON PERFORMANCE DATA

The Contract provides for a $30 annual administration fee (waived for Contracts with a Contract Value of at least $50,000 at the beginning of the Contract
Year) to be deducted annually at the beginning of each Contract Year, from the Subaccounts and the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the annual administration fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average Contract Value in the Variable Account of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemption's of Portfolio shares held by each of the Subaccounts.

Our officers and employees are covered by an insurance company blanket bond issued by Fidelity and Deposit Company of Maryland to Kansas City Life in the amount of $5,000,000. The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

We are subject to regulation and supervision by the Department of Insurance of the State of Missouri, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

We will retain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-annually at the Owner's last known address of record.

LEGAL MATTERS

All matters relating to Missouri law pertaining to the Contracts, including the validity of the Contracts and Kansas City Life's authority to issue the Contracts, have been passed upon by William A. Schalekamp, General Counsel of Kansas City Life. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided legal advice on certain matters relating to the federal securities laws.

EXPERTS

KPMG LLP
Suite 1600
1000 Walnut
Kansas City, MO 64106

The consolidated financial statements of Kansas City Life Insurance Company as of December 31, 2004 and 2003 and for each of the years in the three-year period ended December 31, 2004, and the statement of net assets of the Variable Account as of December 31, 2004 and the related statements of operations for the year ended December 31, 2004 and statements of changes in net assets for each of the years in the two-year period ended December 31, 2004, except those individual series operating for portions of such period as disclosed in the financial statements and financial highlights for each of the years in the three-year period ended December 31, 2004, have been included herein in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The following financial statements for Kansas City Life are included in this Statement of Additional Information:

o   consolidated balance sheet as of December 31, 2004 and 2003; and

o related consolidated statements of income, stockholders' equity and cash flows for each of the years in the three-year period ended December 31, 2004.

The following financial statements for the Variable Account are included in this Statement of Additional Information:

o   statement of net assets as of December 31, 2004; and

o related statement of operations for the year ended December 31, 2004, statements of changes in net assets for each of the years in the two-year period ended December 31, 2004, except those individual series operating for portions of such period as disclosed in the financial statements, and financial highlights for each of the years in the three-year period ended December 31, 2004.

Kansas City Life's financial statements should be distinguished from financial statements of the Variable Account. You should consider Kansas City Life's financial statements only as an indication of Kansas City Life's ability to meet its obligations under the Contracts. You should not consider them as having an effect on the investment performance of the assets held in the Variable Account.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) Financial Statements included in the SAI.

(b) Exhibits

    (1) Resolutions of the board of directors of Kansas City Life Insurance Company ("Kansas City Life") establishing Kansas City Life Variable Annuity Separate Account (the "Variable Account").1/

    (2) Not Applicable.

    (3) Underwriting Agreement between Kansas City Life and Sunset Financial Services, Inc. ("Sunset Financial").2/

    (4) (a) Contract Form.9/
        (b) Bonus Endorsement M465.9/
        (c) Bonus Endorsement M466.9/

    (5) Contract Application.9/

    (6) (a) Restated Articles of Incorporation of Kansas City Life.1/
        (b) By-Laws of Kansas City Life.7/

    (7) Not Applicable.

    (8) (a) Form of Participation Agreement with MFS Variable Insurance Trust.2/
        (b) Form of Participation Agreement with TCI Portfolios, Inc.2/
        (c) Form of Participation Agreement with Federated Insurance Series.2/
        (d) Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc.6/
        (e) Agreement between Kansas City Life Insurance Company and J. P. Morgan Series Trust II.4/
        (f) Amended and Restated agreement between Kansas City Life Insurance Company and each of Calamos Advisors Trust, Calamos Asset management, Inc. and Calamos Financial Services, Inc.5/
        (g) Form of Participation Agreement between Kansas City Life Insurance Company and each of Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc.8/
        (h) Amendment to Participation Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a/ Dreyfus Stock Index Fund).4/
        (i) Revised Exhibit B to Fund Participation Agreement between Kansas City Life Insurance Company, Insurance Management Series, and Federated Securities Corp, Federated American Leaders Fund II, Federated High Income Fund II, Federated Prime Money Fund II and Federated International Small Company Fund II.8/
        (j) Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Kansas City Life Insurance Company.8/
        (k) Form of Fund Participation Agreement between Kansas City Life Insurance Company and Seligman Portfolios, Inc., Seligman Advisors, Inc.8/

    (9) Opinion and Consent of Counsel.

   (10) (a) Consent of Sutherland Asbill & Brennan LLP.
        (b) Consent of KPMG LLP.

   (11) Not Applicable.

   (12) Not Applicable.

   (13) Schedule for computation of performance quotations.3/

   (14) Not applicable.

----------------

   1 Incorporated by reference to the Registrant's registration statement filed with the Securities and Exchange Commission on March 3, 1995 (File No. 33-89984).

   2 Incorporated by reference to the Registrant's Pre-Effective Amendment No.1 to its Registration statement filed with the Securities and Exchange Commission on August 25, 1995 (File No. 33-89984).

   3 Incorporated by reference to the Registrant's Post-Effective Amendment No. 2 to its Registration Statement filed with the Securities and Exchange Commission on April 30, 1996. (File No. 33-89984).

   4 Incorporated by reference to the Form S-6 Registration Statement (File No. 033-95354) for Kansas City Life Variable Life Separate Account filed on April 19, 1999.

   5 Incorporated by reference to the Form S-6 Registration Statement (File No. 333-25443) for Kansas City Life Variable Life Separate Account filed on April 30, 1999.

   6 Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-25443) for Kansas City Variable Life Separate Account filed on July 15, 1997.

   7 Incorporated herein by reference to the Form S-6 Registration Statement filed with the Securities and Exchange Commission on October 31, 2000 (File No. 333-49000).

   8 Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7 to its Registration Statement filed with the Securities and Exchange Commission on August 28, 2000 (File No. 33-89984).

   9 Incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-52290) for Kansas City Life Variable Separate Account filed on December 20, 2000.

Item 25. Directors and Officers of the Depositor

  NAME AND PRINCIPAL BUSINESS ADDRESS*                  POSITION AND OFFICES WITH DEPOSITOR
  ------------------------------------                  -----------------------------------
R. Philip Bixby .........................    Director, Chairman of the Board, President and CEO
Tracy W. Knapp...........................    Director, Senior Vice President, Finance
Charles R. Duffy, Jr.....................    Senior Vice President, Operations
William A. Schalekamp ...................    Director, Senior Vice President, General Counsel and Secretary
Mark A. Milton                               Senior Vice President, Actuary
Brent C. Nelson                              Vice President and Controller
Walter E. Bixby..........................    Director, Vice Chairman of the Board
Mary M McCalla ..........................    Treasurer
Daryl D. Jensen..........................    Director
Nancy Bixby Hudson.......................    Director
Webb R. Gilmore..........................    Director
Warren J. Hunzicker, M.D. ...............    Director
Richard L. Finn..........................    Director
Bradford T. Nordholm.....................    Director
Larry Winn, Jr. .........................    Director

  NAME AND PRINCIPAL BUSINESS ADDRESS*            POSITION AND OFFICES WITH DEPOSITOR
  ------------------------------------            -----------------------------------
William R. Blessing ....................     Director
Cecil R. Miller ........................     Director
Peter Hathaway, M.D. ...................     Vice President and Medical Director
Robert J. Milroy .......................     Vice President, Underwriting and New Business
David A. Laird..........................     Assistant Vice President, Assistant Controller

  * The principal business address of all the persons listed above is 3520 Broadway, Kansas City, Missouri 64111-2565.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

NAME                                             JURISDICTION     PERCENT OF VOTING SECURITIES OWNED
----                                             ------------     ----------------------------------
Sunset Life Insurance Company of America          Washington      Ownership of all voting securities by depositor
Sunset Financial Services, Inc.                   Washington      Ownership of all voting securities by
                                                                  Sunset Insurance Company of America
KCL Service Company                                Missouri       Ownership of all voting securities by depositor
Lioness Realty Group, Inc.                         Missouri       Ownership of all voting securities by depositor
Property Operating Company                         Missouri       Ownership of all voting securities by depositor
Old American Insurance Company                     Missouri       Ownership of all voting securities by depositor
Contact Data, Inc.                                 Missouri       Ownership of all voting securities by depositor
Kansas City Life Financial Group, Inc.             Missouri       Ownership of all voting securities by depositor

Item 27. Number of Contract owners-

Item 28. Indemnification

     The By-Laws of Kansas City Life Insurance Company provide, in part, in
Article XII:

     1. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative, other than an action by or in the right of the Company, by reason of the fact that he or she is or was a Director, Officer or employee of the Company, or is or was serving at the request of the Company as a Director, Officer or employee of another company, partner ship, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contend ere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

     2. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the company to procure a judgment in its favor by reason of the fact that he or she is or was a director, officer or employee of the company, or is or was serving at the request of the company as a director, officer or employee of another company, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the defense or settlement of the action or suit if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the company unless and only to the extent that the court in which the action or suit was brought determines upon application that, despite the adjudication of liability and in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

     3. To the extent that a Director, Officer or employee of the Company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the action, suit or proceeding.

     4. Any indemnification under Sections 1 and 2 of this Article, unless ordered by a court, shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, Officer or employee is proper in the circumstances because he or she has met the applicable standard of conduct set forth in this Article. The determination shall be made by the Board of Directors of the Company by a majority vote of a quorum consisting of Directors who were not parties to the action, suit or proceeding, or, if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion, or by the Stockholders of the Company.

     5. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Company in advance of the final disposition of the action, suit or proceeding as authorized by the Board of Directors in the specific case up on receipt of an undertaking by or on behalf of the Director, Officer or employee to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the Company as authorized in this Article.

     6. The indemnification provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the Articles of Incorporation or Bylaws, or any agreement, vote of Stockholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer or employee and shall inure to the benefit of the heirs, executors and administrators of such a person.

     7. The Company shall have the power to give any further indemnity, in addition to the indemnity authorized or contemplated under this Article, including subsection 6, to any person who is or was a Director, Officer, employee or agent of the Company, or to any person who is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, provided such further indemnity is either (i) authorized, directed, or provided for in the Articles of Incorporation of the Company or any duly adopted amendment thereof or (ii) is authorized, directed, or provided for in any bylaw or agreement of the Company which has been adopted by a vote of the Stockholders of the Company, and provided further that no such indemnity shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct. Nothing in this paragraph shall be deemed to limit the power of the Company under subsection 6 of this Bylaw to enact Bylaws or to enter into agreement without Stockholder adoption of the same.

     8. The Company may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Company, or is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Company would have the power to indemnify him or her against such liability under the provisions of this Article.

     9. For the purpose of this Article, references to "the Company" include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, Officer, employee or agent of such constituent corporation or is or was serving at the request of such constituent corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under the provisions of this Article with respect to the resulting or surviving corporation as he or she would if he or she had served the resulting or surviving corporation in the same capacity.

     10. For purposes of this Article, the term "other enterprise" shall include employee benefit plans; the term "fines" shall include any excise taxes assessed on a person with respect to an employee benefit plan; and the term "serving at the request of the Company" shall include any service as a Director, Officer or employee of the Company which imposes duties on, or involves services by, such Director, Officer or employee with respect to an employee benefit plan, its participants, or beneficiaries; and a person who acted in good faith and in a manner he or she reasonable believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the Company" as referred to in this Article.

     11. Any Director, Officer or employee of the Company shall be indemnified under this Article for any act taken in good faith and upon reliance upon the books and records of the Company, upon financial statements or other reports prepared by the Officers of the Company, or on financial statements prepared by the Company's independent accountants, or on information or documents prepared or provided by legal counsel to the Company.

     12. To the extent that the indemnification of Officers, Directors or employees as permitted under Section 351.355 (as amended or superseded) of The General and Business Corporation Law of Missouri, as in effect from time to time, provides for greater indemnification of those individuals than the provisions of this Article XII, then the Company shall indemnify its Directors, Officers, employees as provided in and to the full extent allowed by Section 351.355.

     13. The indemnification provided by this Article shall continue as to a person who has ceased to be a Director or Officer of the Company and shall inure to the benefit of the heirs, executors, and administrators of such a person. All rights to indemnification under this Article shall be deemed to be provided by a contract between the Company and the person who serves in such capacity at any time while these Bylaws and other relevant provisions of the applicable law, if any, are in effect. Any repeal or modification thereof shall not affect any rights or obligations then existing.

     14. If this Article or any portion or provision hereof shall be invalidated on any ground by any court of competent jurisdiction, then the Company shall nevertheless indemnify each person entitled to indemnification pursuant too this Article to the full extent permitted by any applicable portion of this Article that shall not have been invalidated, or to the fullest extent provided by any other applicable law.

     Missouri law authorizes Missouri corporations to provide indemnification to directors, officers and other persons.

     Kansas City Life owns a directors and officers liability insurance policy covering liabilities that directors and officers of Kansas City Life and its subsidiaries and affiliates may incur in acting as directors and officers.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Item 29. Principal Underwriter
     (a) Sunset Financial Services, Inc. is the registrant's principal underwriter.
     (b)  Officers and Directors of Sunset Financial.

NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS*             WITH SUNSET FINANCIAL SERVICES, INC.
------------------            ------------------------------------
Gregory E. Smith              President, Director
Gary K. Hoffman               Secretary, Director
Brent C. Nelson               Treasurer
Walter E. Bixby               Director
Charles R. Duffy, Jr.         Director
R. Philip Bixby               Chairman of the Board and Director
Kelly T. Ullom                Vice President
Bruce Oberdling               Vice President
Donald E. Krebs               Vice President
Susanna J. Denney             Assistant Vice President

NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS*             WITH SUNSET FINANCIAL SERVICES, INC.
------------------            ------------------------------------
Janice L. Brandt              Assistant Vice President
Kim Kirkman                   Assistant Vice President

* The principal business address of all of the persons listed above is P.O. Box 219365, Kansas City, Missouri, 64121-9365. Item 30. Location of Accounts and Records

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Kansas City Life at 3520 Broadway, Kansas City, Missouri 64111-2565.

Item 31. Management Services
     All management contracts are discussed in Part A or Part B of this registration statement.

Item 32. Undertakings and Representations
     (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the policies offered herein are being accepted.

     (b) The registrant undertakes that it will include either (1) as part of any application to purchase a policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to Kansas City Life for a Statement of Additional Information.

     (c) The registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to Kansas City Life at the address or phone number listed in the prospectus.

     (d) Kansas City Life represents that in connection with its offering of the policies as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

     (e) Kansas City Life Insurance Company hereby represents that the fees and charges deducted under the Contracts described in this post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by Kansas City Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Kansas City Life Variable Annuity Separate Account, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be here unto affixed and attested, all in the City of Kansas City and the State of Missouri on the 10th day of February 2005.

                                             Kansas City Life Variable Annuity
                                             Separate Account

                                             _________________________________

                                             Registrant
(SEAL)

                                             Kansas City Life Insurance
Company
                                             ___________________________________

                                             Depositor

Attest: /s/ William A. Schalekamp            By: /s/ R. Philip Bixby
        -----------------------------            -------------------------------
        William A. Schalekamp                R. Philip Bixby, President, CEO and
                                             Chairman of the Board

Pursuant to the requirements of the Securities Act, this Post Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE                        TITLE                                      DATE
/s/ R. Philip Bixby              Chairman of the Board, President    February 10, 2005
-----------------------------    and CEO
R. Philip Bixby

/s/ Brent C. Nelson              Vice President and Controller       February 10, 2005
-----------------------------    (Principal Accounting Officer)
Brent C. Nelson

/s/ Walter E. Bixby              Director, Vice Chairman of the      February 10, 2005
-----------------------------    Board
Walter E. Bixby

/s/ William A. Schalekamp        Director                            February 10, 2005
-----------------------------
William A. Schalekamp

/s/ Tracy W. Knapp               Director                            February 10, 2005
-----------------------------
Tracy W. Knapp

/s/ Webb R. Gilmore              Director                            February 10, 2005
-----------------------------
Webb R. Gilmore

/s/ Warren J. Hunzicker, M.D.    Director                            February 10, 2005
-----------------------------
Warren J. Hunzicker, M.D.

/s/ Richard L. Finn              Director                            February 10, 2005
-----------------------------
Richard L. Finn

/s/ Bradford T. Nordholm         Director                            February 10, 2005
-----------------------------
Bradford T. Nordholm

/s/ E. Larry Winn, Jr.           Director                            February 10, 2005
-----------------------------
E. Larry Winn, Jr.

/s/ William R. Blessing          Director                            February 10, 2005
-----------------------------
William R. Blessing

        EXHIBIT INDEX
Page No.*
     (9)  Opinion and Consent of Counsel.

     (10) (a) Consent of Sutherland Asbill & Brennan LLP.*

          (b) Consent of KPMG LLP*

* Page numbers included only in manually executed original in compliance with Rule 403(d) under the Securities Act of 1933.

* To be filed by amendment